As filed with the Securities and Exchange Commission on March 24, 1998
                                            Securities Act File No. 333-00479
                                    Investment Company Act File No. 811-07507

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          ----

        Pre-Effective Amendment No.
        Post-Effective Amendment No.  6                                     X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              X
        Amendment No.   8                                                   X

                            BT Insurance Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                               One Exchange Place
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 573-1531

Name and Address of Agent for Service:                  Copies to:
Elizabeth A. Russell, Esq.                              Burton M. Leibert, Esq.
First Data Investor Services Group, Inc.                Willkie Farr & Gallagher
One Exchange Place                                      One Citicorp Center
Boston, Massachusetts  02109                            New York, NY 10022-4669

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the Registration Statement.

        It is proposed that this filing will become effective:

          X   immediately upon filing pursuant to paragraph (b), or
                on                    pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1), or on pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph
               (a)(2) on __________ pursuant to paragraph (a)(2) of Rule 485

                            BT INSURANCE FUNDS TRUST

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                                       FOR
   (Small Cap Index Fund, EAFE(R) Equity Index Fund and Equity 500 Index Fund)

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

Part A.
Item No.                                                                    Prospectus Caption

Item 1. Cover Page............................................              Cover Page

Item 2. Synopsis..............................................              Not Applicable

Item 3. Condensed Financial Information.......................              Not Applicable

Item 4. General Description of Registrant.....................              Investment Objectives and Policies; Risk Factors and
                                                                          Certain Securities and Investment Practices; Who May Want
                                                                            to Invest; Investment Principles and Risks

Item 5. Management of the Fund................................          Management of the Trust; Purchase and Redemption of Shares

Item 5A. Management's Discussion of
        Fund Performance......................................              Not Applicable

Item 6. Capital Stock and Other Securities....................              Dividends, Distributions and Taxes

Item 7. Purchase of Securities Being Offered..................              Net Asset Value; Purchase and Redemption of Shares

Item 8. Redemption or Repurchase..............................              Purchase and Redemption of Shares

Item 9. Pending Legal Proceedings.............................              Not Applicable


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


N-1A                                                                        Statement of Additional
Item No.                                                                    Information Caption

Item 10.   Cover Page.........................................              Cover Page

Item 11.   Table of Contents..................................              Table of Contents

Item 12.   General Information and History....................              Not Applicable

Item 13.   Investment Objectives and Policies.................              Risk Factors and Certain Securities and Investment
                                                                            Practices

Item 14.   Management of the Fund.............................              Management of the Trust; Organization of the Trust

Item 15.   Control Persons and Principal
        Holders of Securities.................................              Management of the Trust; Organization of the Trust

Item 16.   Investment Advisory and
        Other Services........................................              Management of the Trust

Item 17.   Brokerage Allocation and
        Other Practices.......................................              Valuation of Securities; Redemption in Kind

Item 18.   Capital Stock and Other Securities.................              Risk Factors and Certain Securities and Investment
                                                                            Practices

Item 19.   Purchase, Redemption and
        Pricing of Securities Being Offered...................              Valuation of Securities; Redemption in Kind

Item 20.   Tax Status.........................................              Taxation

Item 21.   Underwriters.......................................              Valuation of Securities; Redemption in Kind

Item 22.   Calculation of Performance Data....................              Performance Information

Item 23....Financial Statements...............................              Not Applicable






                            BT INSURANCE FUNDS TRUST

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                                       FOR
                 (Small Cap Fund and International Equity Fund)



Part A.
Item No.                                                                    Prospectus Caption

Item 1. Cover Page............................................              Cover Page

Item 2. Synopsis..............................................              Not Applicable

Item 3. Condensed Financial Information.......................              Not Applicable

Item 4. General Description of Registrant.....................              Investment Objective,  Policies and Risks; Risk Factors;
                                                                            Matching the Fund to Your Investment Needs; Additional
                                                                            Information

Item 5. Management of the Fund................................              Management of the Fund; Purchase of Shares; Additional
                                                                            Information

Item 5A. Management's Discussion of
        Fund Performance......................................              Not Applicable

Item 6. Capital Stock and Other Securities....................           Dividends, Distributions and Taxes; Additional Information

Item 7. Purchase of Securities Being Offered..................              Net Asset Value; Purchase and Redemption of Shares

Item 8. Redemption or Repurchase..............................              Purchase and Redemption of Shares

Item 9. Pending Legal Proceedings.............................              Not Applicable





N-1A                                                                        Statement of Additional
Item No.                                                                    Information Caption

Item 10.   Cover Page.........................................              Cover Page

Item 11.   Table of Contents..................................              Table of Contents

Item 12.   General Information and History....................              Not Applicable

Item 13.   Investment Objectives and Policies.................              Investment Objectives,
                                                                            Policies and Restrictions

Item 14.   Management of the Fund.............................              Management of the Funds

Item 15.   Control Persons and Principal
        Holders of Securities.................................              Management of the Funds

Item 16.   Investment Advisory and
        Other Services........................................              Management of the Funds

Item 17.   Brokerage Allocation and
        Other Practices.......................................              Investment Objectives,
                                                                            Policies and Restrictions;
                                                                            Valuation of Securities;
                                                                            Redemption in Kind

Item 18.   Capital Stock and Other Securities.................              Investment Objectives,
                                                                            Policies and Restrictions

Item 19.   Purchase, Redemption and
        Pricing of Securities Being Offered...................              Valuation of Securities;
                                                                            Redemption in Kind

Item 20.   Tax Status.........................................              Taxation

Item 21.   Underwriters.......................................              Valuation of Securities;
                                                                            Redemption in Kind

Item 22.   Calculation of Performance Data....................              Performance Information

Item 23.   Financial Statements...............................              Not Applicable


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                            BT INSURANCE FUNDS TRUST


         The purpose of this Post-Effective Amendment No. 6 is to (i) comply with the undertaking set forth in Item 32(b) of Post-Effective Amendment No. 5 which contains financial statements within four to six months after commencement of operations of the Equity 500 Index Fund; and (ii) to bring the financial statements and other information up to date under Section 10(a)(3) of the Securities Act of 1933, as amended, for the Small Cap Fund, International Equity Fund, Small Cap Index Fund, EAFE(R) Equity Index Fund, Equity 500 Index Fund and U.S. Bond Index Fund.

         The Prospectus and Statement of Additional Information of the Managed Assets Fund is hereby incorporated by reference in its entirety to Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on September 18, 1996.

BT INSURANCE FUNDS TRUST

                                 SMALL CAP FUND

                                   PROSPECTUS
                                 MARCH 24, 1998


This Prospectus offers shares of the Small Cap Fund (the "Fund"). The Fund is a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company having seven series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

The Fund seeks long-term capital growth through investment in smaller sized growth companies. There is no assurance, however, that the Fund will achieve its stated objective. Bankers Trust Company ("Bankers Trust") is the investment adviser (the "Adviser") of the Fund. Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.


A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying offering memorandum.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              BANKERS TRUST COMPANY
                         Investment Adviser of the Fund

                          FIRST DATA DISTRIBUTORS, INC.
                                   Distributor
                               4400 Computer Drive
                              Westborough, MA 01581

                                TABLE OF CONTENTS



                                                                           Page


THE FUND................................................................    3

Who May Want to Invest

THE FUND IN DETAIL......................................................    3

  Investment Objectives and Policies
  Risk Factors: Matching the Fund to Your Investment Needs
  Net Asset Value
  Performance Information and Reports
  Management of the Trust
  Additional Information


SHAREHOLDER AND ACCOUNT POLICIES.......................................   18

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes

                                    THE FUND

The Fund's investment objective is long-term capital growth; the production of any current income is secondary to this objective. The Fund seeks to provide long-term capital growth by investing primarily in equity securities of smaller-sized growth companies.

WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach and attempts to replicate the investment performance of the Russell 2000 through statistical procedures.

The Fund may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income as a primary objective. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

The Fund is intended to be a long-term investment vehicle and is not designated to provide investors with a means of speculating on short-term market movements. The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When an investor sells his or her Fund shares, they may be worth more or less than what the investor paid for them.


                               THE FUND IN DETAIL

INVESTMENT  OBJECTIVES AND POLICIES



The Fund's investment objective is long-term capital growth; the production of any current income is secondary to this objective. The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders.




The Fund seeks to provide long term capital growth by investing primarily in equity securities of smaller companies that Bankers Trust Company, as the Fund's investment adviser (the "Adviser" or "Bankers Trust"), believes are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Bankers Trust will select companies which have the potential to gain market share in their industry, achieve and maintain high and consistent profitability or produce increases in earnings. Bankers Trust also seeks to invest in companies with strong company management and superior fundamental strength.

Bankers Trust employs a flexible investment program in pursuit of the Fund's investment objective. Bankers Trust takes advantage of its market access and the research available to it to select investments in promising growth companies that are involved in new technologies, new products, foreign markets, and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market. These situations are only illustrative of the types of investment, the Fund may make. The Fund is free to invest in any common stock which, in the Adviser's judgment, provides above average potential for long-term growth of capital and income.

Under normal market conditions, the Fund will invest at least 65% of its assets in smaller companies (with market capitalizations less than $750 million at time of purchase that offer strong potential for capital growth). Small capitalization companies have the potential to show earnings growth over time that is well above the growth rate of the overall economy. The Fund may also invest in larger, more established companies that Bankers Trust believes may offer the potential for strong capital growth due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund will follow a disciplined selling process to lessen market risks.

For temporary defensive purposes, when in the opinion of Bankers Trust market conditions so warrant, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies or in fixed-income securities or short-term money market securities. To the extent the Fund is engaged in temporary defensive investments, the Fund will not be pursuing its investment objective.


    The Fund may also invest up to 25% of its assets in similar securities of foreign issuers. For further information on foreign investments and related hedging techniques, see "Risk Factors: Matching the Fund to Your Investment Needs" and "Additional Information" herein and in the SAI.

Equity Investments


The Fund invests primarily in common stock and other securities with equity characteristics, such as trust or limited partnership interests, rights and warrants. These investments may or may not pay dividends and may or may not carry voting rights. The Fund may also invest in convertible securities when, due to market conditions, it is more advantageous to obtain a position in an attractive company by purchase of its convertible securities than by purchase of its common stock. The convertible securities in which the Fund invests may include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Fund invests in both common stock and convertible securities, the risks of the general equity markets may be tempered to a degree by the Fund's investments in convertible securities which are often not as volatile as equity securities.

Short-Term Instruments


The Fund intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Fund's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual or adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through the sale of securities, and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic:
(i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by
Moody's or AA or higher by S&P, or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of
Bankers Trust.       These  instruments may be denominated in U.S. dollars or in foreign currencies.

Additional Investment Techniques

The Fund may also utilize the following investments and investment techniques and practices: foreign investments, options on stocks, options on stock indices, futures contracts on stock indices, options on futures contracts, foreign currency exchange transactions, options on foreign currencies, Rule 144A securities, when-issued and delayed delivery securities, securities lending, and repurchase agreements. See "Additional Information" for further information.

Additional Investment Limitations


As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. government securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Fund which may not be changed without investor approval.

 As a non-fundamental investment policy, no more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits maturing in more than seven calendar days). Additional investment policies of the Fund are contained in the SAI.

RISK  FACTORS:  MATCHING THE FUND TO YOUR INVESTMENT NEEDS


By itself, the Fund does not constitute a balanced investment plan; the Fund seeks to provide long-term capital growth, with the production of any current income being incidental to this objective, by investments primarily in growth-oriented common stocks of domestic corporations and, to a limited extent, foreign corporations. The Fund is designed for those investors primarily interested in capital growth from investments in smaller-sized growth companies. In view of the long-term capital growth objective of the Fund and the smaller size of the companies, the risks of investment in the Fund may be greater than the general equity markets, and changes in domestic and foreign interest rates may also affect the value of the Fund's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Fund, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information." The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

Risks of Investing in Foreign Securities

In seeking to achieve its investment objective, the Fund may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors. The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment. The Fund will not invest more than 5% of the value of its total assets in the securities of issuers based in developing countries, including Eastern Europe.

The Fund intends to manage its holdings actively to pursue its investment objective. Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective.

Derivatives




The Fund may invest in various instruments that are commonly known as "derivatives". Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with the use of derivatives. Futures and options are commonly used for traditional hedging purposes in an attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. Bankers Trust will use derivatives only in circumstances where Bankers Trust believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or Indices that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Fund may use and some of their associated risks is found under "Additional Information."

    Year 2000

The investment management services provided to the Fund by Bankers Trust and the services provided to shareholders by the Fund's other service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. Bankers Trust and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000. There can be, however, no assurance that Bankers Trust or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time. Portfolio Turnover Bankers Trust intends to manage the Fund actively in pursuit of its investment objective. The frequency of Fund transactions - the Fund's turnover rate - will vary from year to year depending on market conditions and the Fund's cash flows. The Fund's annual
portfolio turnover rate is not expected to exceed 100%.      NET ASSET VALUE

    The net asset value ("NAV") per share of the Fund is calculated on each day on which the New York Stock Exchange Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

    The NAV per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which under normal circumstances is 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding as of the Valuation Time. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair value.

    A NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise in substantially affected, further action is not required.


PERFORMANCE  INFORMATION  AND  REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices such as the Russell 2000 Index or Lipper Small Company Growth Funds Average or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.


Shareholders will receive semi-annual financial reports and audited financial reports that are audited by independent accountants. These reports include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. For current Fund performance or a free copy of the Fund's financial report, please contact the relevant Company or Bankers Trust.
     MANAGEMENT OF THE TRUST


Board of Trustees


The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund requires employees other than the Trust's officers. None of the Trust's officers devotes their full time to the affairs of the Trust or the Fund.

For more information with respect to the Trustees of the Trust, see "Management of the Funds" in the SAI.



Investment Adviser

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.


Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Bankers Trust's officers have had extensive experience in managing investment portfolios having
objectives similar to those of the Fund.          Bankers Trust,  subject to the
supervision and direction of the Board of Trustees of the Trust, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as Adviser.
         All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents and customers of Bankers Trust.

    As compensation for its services to the Fund, Bankers Trust is entitled to receive a fee from the Fund computed daily and paid monthly at the annual rate
of 0.80% of the average daily net assets of the Fund.          Bankers Trust
has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

Fund Adviser

Ms. Mary P. Dugan (CFA),  Vice President of Bankers Trust, and Mr. Timothy Woods
(CFA), Vice President of Bankers Trust, share senior portfolio management responsibilities of the Small Cap Fund. Ms. Dugan joined Bankers Trust in 1994. She has 13 years of investment analysis experience. Previously, she worked at Fred Alger Management, Dean Witter, Integrated Resources and Equitable Investment Management Corporation. Mr. Woods joined Bankers Trust in 1992. He has 12 years of investment and financial experience. Previously, he worked at Prudential Securities, Chase Manhattan Bank and Bank of Boston.

    Expenses of the Fund


In addition to the fees of Bankers Trust, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees, accounting costs for reports sent to Contractowners, the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. Other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as each Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of a Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. . Pursuant to the terms of the Administration Agreement, the Trust has agreed to pay Investor Services Group a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each fund of the Trust and a one-time start-up fee for each fund of the Trust.

Distributor


First Data Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies, for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.


Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund. Investor Services Group serves as the transfer agent for the Fund. The principal business address of the Transfer Agent is 4400 Computer Drive, Westborough, Massachusetts 01581.
     Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     Through its separate accounts, the Companies are the Fund's sole stockholders of record. Therefore, under the 1940 Act, Companies owning 25% or more of the outstanding securities of the Fund are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

ADDITIONAL  INFORMATION

Rule 144A Securities


The Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Fund, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending

     The  Fund  is  permitted  to  lend  up to  30% of the  total  value  of its securities. These loans must be secured continuously by cash or securities issued or guaranteed by the United States Government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund may increase its income by the opportunity to receive interest on the collateral. During the term of the loan, the Fund continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery should the borrower fail financially and possible loss of the collateral. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust or its affiliates and Bankers Trust may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensated for this service.

Foreign Investments

The Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs and GDRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs and GDRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

Options on Stocks

The Fund may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Fund owns the underlying stock, sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying stock. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased.


The Fund intends to treat OTC Options purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the SAI.


Options on Stock Indices

The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Stock Indices

The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities
("futures contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A futures contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in futures contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Although futures contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the futures contract and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under futures contracts written for the Fund. The Fund may not purchase or sell a futures contract if immediately thereafter its margin deposits on its outstanding futures contracts would exceed 5% of the market value of the Fund's total assets.

Options on Futures Contracts

The Fund may invest in options on such futures contracts for similar purposes.

Foreign Currency Exchange Transactions

Because the Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Adviser's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies

The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.


As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate OTC Options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

The Fund will write and purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these Fund strategies will be successful.

Repurchase Agreements

In a repurchase agreement the Fund buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Fund could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Fund could experience a loss. In all cases, the Adviser must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

Asset Coverage

To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated account with the Fund's custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.


                        SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE  AND  REDEMPTION  OF  SHARES

Fund shares are continuously offered to each Company's separate accounts at the net asset value per share next determined after a completed and signed purchase request has been received by the Company. The Company then offers to owners of the Contracts, which provide for investment in the Fund ("Contractowner(s)"), units in its separate accounts which directly correspond to shares in the Fund. Each Company will process a purchase order from a prospective Contractowner within two business days of its receipt or its completion. If an initial purchase request remains incomplete after five business days, the prospective Contractowner will be informed by the Company as to the reasons for delay and the initial purchase payment will be returned, unless the prospective Contractowner consents to the Company's retaining the purchase payment until the purchase request is completed.

Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and First Data Distributors, Inc. the Fund's distributor ("FDDI" or the "Distributor"), reserve the right to reject any purchase order.

Payment for redeemed shares will ordinarily be made within three (3) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's completed and signed redemption order.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for a Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS,  DISTRIBUTIONS  AND  TAXES

The Fund distributes substantially all of its net investment income and capital gains each year. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash. Contractowners who own units in a separate account which corresponds to shares in the Fund will be notified when distributions are made.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of its net investment income and realized capital gains which it distributes to the Companies' separate accounts.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. Bankers Trust intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor

                          FIRST DATA DISTRIBUTORS, INC.


                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER


No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its SAI or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made

BT INSURANCE FUNDS TRUST

                            INTERNATIONAL EQUITY FUND

                                   PROSPECTUS
                                 MARCH 24, 1998


Seeks long term capital appreciation primarily from foreign equity securities, or other securities with equity characteristics.

This Prospectus offers shares of the International Equity Fund (the "Fund"). The Fund is a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company currently having seven series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

Bankers Trust Company ("Bankers Trust") is the investment adviser(the "Adviser") of the Fund.


Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.


A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying offering memorandum.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              BANKERS TRUST COMPANY
                         Investment Adviser of the Fund

                          FIRST DATA DISTRIBUTORS, INC.
                                   Distributor
                               4400 Computer Drive
                              Westborough, MA 01581

                                TABLE OF CONTENTS



                                                                         Page



THE FUND..............................................................    3

  Who May Want to Invest
  Investment Principles and Risks


THE FUND IN DETAIL....................................................    4

  Investment Objectives and Policies
  Risk Factors: Matching the Fund to Your Investment Needs
  Net Asset Value
  Performance Information and Reports
  Management of the Trust
  Additional Information


SHAREHOLDER AND ACCOUNT POLICIES........................................ 20

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes

                                    THE FUND


The Fund's investment objective is long-term capital appreciation from investment in foreign equity securities (or other securities with equity characteristics); the production of any current income is incidental to this objective. The Fund invests primarily in established companies based in developed countries outside the United States, but the Fund may also invest in
emerging market securities.      WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies. The Fund is designed for investors who are willing to accept short-term domestic and/or foreign stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income.


The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When investors sell their Fund shares, they may be worth more or less than what they originally paid for them.

INVESTMENT PRINCIPLES AND RISKS

The value of the Fund's investments varies based on many factors. Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities. Lower quality securities offer higher yields, but also carry more risk.

Because many foreign investments are denominated in foreign currencies, changes in the value of these currencies can significantly affect the Fund's share price. General economic factors in the various world markets can also impact the value of an investor's investment. When an investor sells his or her Fund shares, they may be worth more or less than what the investors paid for them. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

                                                THE FUND IN DETAIL

INVESTMENT  OBJECTIVES AND POLICIES



The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in "Risk Factors: Matching the Fund to Your Investment Needs" in this Prospectus and in the Fund's SAI.

The Fund's investment objective is long-term capital appreciation from investment in foreign equity securities (or other securities with equity characteristics); the production of any current income is incidental to this objective. There can be no assurance that the investment objective of the Fund will be achieved. The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders.

    Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in the equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics. These issuers are primarily established companies based in developed countries outside the United States. However, the Fund may also invest in securities of issuers in underdeveloped countries. Investments in these countries will be based on what the Adviser believes to be an acceptable degree of risk in anticipation of superior returns. The Fund will at all times be invested in the securities of issuers based in at least three countries other than the United States. For further discussion of the unique risks associated with investing in foreign securities in both developed and underdeveloped countries, see "Risk Factors:
Matching the Fund to Your Investment Needs" and "Additional Information" herein and in the SAI.

The Fund's investments will generally be diversified among several geographic regions and countries. Criteria for determining the appropriate distribution of investments among various countries and regions include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of alternative opportunities available to international investors.

In countries and regions with well-developed capital markets where more information is available, Bankers Trust will seek to select individual investments for the Fund. Criteria for selection of individual securities include the issuer's competitive position, prospects for growth, adviserial strength, earnings quality, underlying asset value, relative market value and overall marketability. The Fund may invest in securities of companies having various levels of net worth, including smaller companies whose securities may be more volatile than securities offered by larger companies with higher levels of net worth.


In other countries and regions where capital markets are underdeveloped or not easily accessed and information is difficult to obtain, the Fund may choose to invest only at the market level. Here, the Fund may seek to achieve country exposure through use of options or futures based on an established local index. Similarly, country exposure may also be achieved through investments in other registered investment companies. Restrictions on both these types of investments are fully explained herein and in the SAI.

The remainder of the Fund's assets will be invested in dollar and non-dollar denominated short-term instruments. These investments are subject to the conditions described in "Short-term Instruments" below.

Equity Investments


The Fund invests primarily in common stocks and other securities with equity characteristics. For purposes of the Fund's policy of investing at least 65% of the value of its total assets in the equity securities of foreign issuers, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants, and convertible securities (consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock). The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the Investment Company Act of 1940, as amended (the "1940 Act"), will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in the duplication of fees and expenses.

Short-term Instruments


    The Fund intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Fund's assets may be invested in short-term instruments with remaining maturities of 397 days or less (or in money market mutual funds) to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual or adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through the sale of securities, and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P, or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies that have been determined to be of high quality by a nationally recognized statistical rating organization, or if unrated, by Bankers
Trust.       For more  information on these rating  categories see "Appendix" in the SAI.

Additional Investment Techniques


The Fund may also utilize the following investments and investment techniques and practices: American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs"), Rule 144A securities, when-issued and delayed delivery securities, securities lending, repurchase agreements, foreign currency exchange transactions, options on stocks, options on foreign stock indices, futures contracts on foreign stock indices, and options on futures contracts, See "Additional Information" herein for further information.

Additional Investment Limitations


As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. government securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Fund which may not be changed without investor approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits maturing in more than seven calendar days). Additional investment policies of the Fund are contained in the SAI.

    RISK  FACTORS : MATCHING THE FUND TO YOUR INVESTMENT NEEDS


By itself, the Fund does not constitute a balanced investment plan; the Fund seeks long-term capital appreciation from investment primarily in the equity securities (or other securities with equity characteristics) of foreign issuers. Changes in domestic and foreign interest rates may affect the value of the Fund's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Fund, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information" herein. The Fund's share price and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

Risks of Investing in Foreign Securities

Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Although the Fund intends to invest primarily in securities of established companies based in developed countries, investors should realize that the value of the Fund's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.


    The Fund may invest in the securities of issuers based in underdeveloped countries. Investment in securities of issuers based in underdeveloped countries entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) lack of liquidity and greater price volatility due to the smaller size of the market for such securities and a low or nonexistent volume of trading; and (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. See "Additional Information" herein.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange Inc. (the "NYSE"). Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Further information about the foreign securities in which the Fund may invest, including a further discussion of related risks and special considerations is contained in the SAI.

Risks of Investing in Emerging Markets

The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States; the world's emerging markets generally include but are not limited to the following: Argentina, Botswana, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Korea, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam
and   Zimbabwe.               Investment  in  securities  of  issuers  based  in
underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in the section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; and
(iii)  certain  national  policies  which may  restrict  the  Fund's  investment opportunities  including  restrictions  on  investing  in issuers or  industries
deemed  sensitive  to  relevant  national  interests.           In  addition  to
brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability
to the purchaser.       Further information about the foreign markets in which a
Fund may invest, including a further discussion of related risks and special considerations is contained in the SAI.

Derivatives


The Fund may invest in various instruments that are commonly known as "derivatives". Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with the use of derivatives. Futures and options are commonly used for traditional hedging purposes in an attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. Bankers Trust, as the Fund's Investment Adviser, will use derivatives only in circumstances where Bankers Trust believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Fund may use and some of their associated risks is found under "Additional Information" herein.


    Year 2000

The investment management services provided to the Fund by Bankers Trust and the services provided to shareholders by the Fund's other service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. Bankers Trust and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000. There can be, however, no assurance that Bankers Trust or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time. Portfolio Turnover Bankers Trust intends to manage the Fund actively in pursuit of its investment objective. The frequency of Fund transactions - the Fund's turnover rate - will vary from year to year depending on market conditions and the Fund's cash flows. The Fund's annual
portfolio turnover rate is not expected to exceed 100%.      NET ASSET VALUE
    The net asset value ("NAV") per share of the Fund is calculated on each day on which the NYSE is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.


     The NAV per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which under normal circumstances is 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding as of the Valuation Time. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair value.

    A NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise in substantially affected, further action is not required.

</R.

PERFORMANCE  INFORMATION  AND  REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to the MSCI GDP weighted EAFE Index, MSCI EAFE Index, Lipper International Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust may have voluntarily agreed to waive portions of its fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.

 Shareholders will receive unaudited semi-annual financial reports and annual financial reports that are audited by independent accountants. These reports include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. For current Fund performance or a free copy of the Fund's financial report, please contact the relevant Company or Bankers Trust.

MANAGEMENT  OF  THE  TRUST


Board of Trustees

The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund requires employees other than officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.




For more information with respect to the Trustees of the Trust, see "Management of the Funds" in the SAI.


Investment Adviser

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United states with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.

     Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.

    Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to
assist  it  in  its  role  as  Adviser.             All  orders  for  investment
transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents and customers of Bankers Trust.

    As compensation for its services to the Fund, Bankers Trust is entitled to receive a fee from the Fund computed daily and paid monthly at the annual rate
of 1.00% of the average daily net assets of the Fund.          Bankers Trust
has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

Fund Advisers

Mr. Michael Levy, Manager Director of Bankers Trust, is a co-lead manager of the Fund and has been a Portfolio manager of other investment products with similar investment objectives since joining Bankers Trust in 1993. Mr. Levy is Bankers Trust's international equity strategist and is head of the international equity team. He has served in each of these capacities since 1993. The international equity team is responsible for the day to day management of the Fund as well as other international equity portfolios managed by Bankers Trust. Mr. Levy's experience prior to joining Bankers Trust includes senior equity analyst with Oppenheimer & Company, as well as positions in investment banking, technology and manufacturing enterprises. He has twenty-seven years of business experience,
of which seventeen years have been in the investment  industry.           Robert
Reiner, Principal at Bankers Trust, is a co-lead manager of the Fund and has been a Portfolio manager of other investment products with similar investment objectives since joining Bankers Trust in 1994. At Bankers Trust, he has been involved in developing analytical and investment tools for the group's international equity team; his primary focus has been on Japanese and European markets. Prior to joining Bankers Trust, he was an equity analyst and also provided macroeconomic coverage for Scudder, Stevens & Clark from 1993 to 1994. He previously served as Senior Analyst at Sanford C. Bernstein & Co. from 1991 to 1992, and was instrumental in the development of Bernstein's International Value Fund. Mr. Reiner spent more than nine years at Standard & Poor's Corporation, where he was a member of its international ratings group. His tenure included managing the day to day operations of the Standard & Poor's
Corporation  Tokyo  office for three  years.           Julie Wang,  Principal at
Bankers Trust, is a co-manager of the Fund and has been a manager of other investment products with similar investment objectives since joining Bankers Trust in 1994. Ms. Wang has primary focus on the Asia-Pacific region and the Fund's emerging market exposure. Prior to joining Bankers Trust, Ms. Wang was an investment manger at American International Group, where she advised in the management of $7 billion of assets in Southeast Asia, including private and listed equities, bonds, loans and structured products. Ms. Wang received her B.A. (economics) from Yale University and her MBA from the Wharton School.
    Expenses of the Fund


In addition to the fees of Bankers Trust, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees, accounting costs for reports sent to Contractowners, the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. Other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. . Pursuant to the terms of the Administration Agreement, the Trust has agreed to pay Investor Services Group a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each portfolio of the Trust and a one-time start-up fee for each portfolio of the Trust.

Distributor

First Data Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies, for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund and Investor Services Group serves as the transfer agent for the Fund. The principal business address at the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.
     Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    Through  its  separate   accounts,   the  Companies  are  the  Fund's  sole
stockholders of record. Therefore, under the 1940 Act, Companies owning 25% or more of the outstanding securities of the Fund are deemed to be in control of the Fund. Nevertheless, when a shareholder meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

ADDITIONAL  INFORMATION


American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts

ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S., international and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Rule 144A Securities

The Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Fund, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

Securities Lending


The Fund is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or securities issued or guaranteed by the United States Government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund may increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Fund continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery should the borrower fail financially and possible loss of the collateral. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensation for this service.
      Repurchase Agreements In a repurchase agreement the Fund buys a security and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Fund could experience delays in recovering either its cash or the securities it lent. To the extent that the value of the securities repurchased decreases or the value of the securities loaned increases, the Fund could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.
     Foreign Currency Exchange Transactions

Because the Fund buys and sells securities denominated in currencies other than the U.S. dollars and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies

The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on a foreign currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on a foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell a foreign currency at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on a foreign currency when the Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. In some circumstances, the Fund's ability to terminate over-the-counter options ("OTC Options") may be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not covered by the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Fund, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

Options on Stocks

The Fund may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to the underlying Fund stock, is sold by exposing the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying stock. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased.

The Fund intends to treat OTC Options purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the SAI.

Options on Foreign Stock Indices


The Fund may purchase and write put and call options on foreign stock indices listed on domestic and foreign stock exchanges. The Fund may also purchase and write OTC Options on foreign stock indices. These OTC Options would be subject to the same liquidity and credit risks noted above with respect to OTC Options on foreign currencies. A stock index fluctuates with changes in the market values of the stocks included in the index.


OTC Options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC Option, including such terms as method of settlement, term exercise price, premium, guaranties and security, are set by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC Option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Investment Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be met.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

To the extent permitted by U.S. federal or state securities laws, the Fund may invest in options on foreign stock indices in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Foreign Stock Indices

The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of foreign securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the foreign equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The Fund may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Fund's total assets.

Options on Futures Contracts

The Fund may invest in options on such futures  contracts for similar  purposes.
  All options that the Fund writes will be covered under applicable requirements of the SEC.


There can be no assurance that the use of these portfolio strategies will be successful.

Asset Coverage

To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by establishing a segregated
(e.g., "earmarked") account with the Fund's Custodian containing high grade liquid debt securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.







                        SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE  AND  REDEMPTION  OF  SHARES

Shares of the Fund are continuously offered to each Company's separate accounts at the net asset value per share next determined after a completed and signed purchase request has been received by the Company. The Company then offers to owners of the Contracts, which provide for investment in the Fund ("Contractowner(s)"), units in its separate accounts which directly correspond to shares in the Fund. Each Company will process a purchase order from a prospective Contractowner within two business days of its receipt or its completion. If an initial purchase request remains incomplete after five business days, the prospective Contractowner will be informed by the Company as to the reasons for delay and the initial purchase payment will be returned, unless the prospective Contractowner consents to the Company's retaining the purchase payment until the purchase request is completed.

Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and First Data Distributors, Inc., the Fund's distributor ("FDDI" or the "Distributor"), reserve the right to reject any purchase order.

Payment for redeemed shares will ordinarily be made within three (3) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's completed and signed redemption order.


Because shares of the Fund are offered to Contractowners of both variable annuity and variable life insurance contracts, differences of tax treatment or other considerations may result in a conflict of interest of the various Contractowners holding shares of the Fund. The Board of Trustees will monitor the Fund for any material conflicts between such Contractowners and determine what action, if any, should be taken.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for a Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS,  DISTRIBUTIONS  AND  TAXES

The Fund distributes substantially all of its net investment income and capital gains each year. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash. Contractowners who own units in a separate account which corresponds to shares in the Fund will be notified when distributions are made.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of its net investment income and realized capital gains which it distributes to the Companies' separate accounts.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. Bankers Trust intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER


No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its SAI or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                  .

BT INSURANCE  FUND TRUST

                              SMALL CAP INDEX FUND

                                   PROSPECTUS
                                 MARCH 24, 1998

This Prospectus offers shares of the Small Cap Index Fund (the "Fund"). The Fund is a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company currently having seven series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

The Fund seeks to  replicate  as  closely as  possible  the  performance  of the
Russell 2000 Small Stock Index before the deduction of Fund expenses (the "Expenses"). There is no assurance, however, that the Fund will achieve its stated objective. Bankers Trust Company ("Bankers Trust") is the investment adviser (the "Adviser") of the Fund. Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.


A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying offering memorandum.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              BANKERS TRUST COMPANY
                         Investment Adviser of the Fund


                          FIRST DATA DISTRIBUTORS, INC.

                                   Distributor
                               4400 Computer Drive
                              Westborough, MA 01581

                                TABLE OF CONTENTS

                                                                         Page

THE FUND................................................................   3

  Financial Highlights
  Who May Want to Invest
  Investment Principles and Risks


THE FUND IN DETAIL.....................................................    5

  Investment Objectives and Policies
  Risk Factors:  Matching the Fund to Your Investment Needs
  Net Asset Value
  Performance Information and Reports
  Management of the Trust


SHAREHOLDER AND ACCOUNT POLICIES.......................................   16

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes

                                    THE FUND

The Fund seeks to replicate as closely as possible (before the deduction of Expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. The Fund will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.
     FINANCIAL HIGHLIGHTS

The following table provides financial highlights of the Fund for the period presented and should be read in conjunction with the financial statements and related notes that appear in the Trust's annual report dated December 31, 1997 (the "Annual Report") and which are incorporated by reference into the SAI. The financial statements and related notes contained in the Annual Report have been audited by Ernst & Young LLP, independent accountants. Additional information concerning the performance of the Fund is included in the Annual Report which may be obtained without charge by writing First Data Distributors, Inc., the distributor to the Fund at the address on the cover of this Prospectus.

                              Small Cap Index Fund
                (For a Share Outstanding throughout each period)

                                                                                          Year Ended
                                                                                         12/31/97(a)
             Net asset value, beginning of period                                           $10.00

             Income from Investment Operations:
                 Net investment income (b)                                                    0.03
                 Net realized and unrealized gain (loss)
                    on investments and futures contracts                                      0.48
                 Net increase (decrease) in net asset value from operations                   0.51

             Net asset value, end of period                                                 $10.51
                                                                                            ======

             Total Return (c)                                                               5.10%





             Ratios / Supplemental Data:
             Net assets,  end of period (in 000's) $12,617 Ratios to average net assets:
                 Net investment income including reimbursement(d)                           1.08%
                 Operating expenses including reimbursement (d)                             0.45%
                 Operating expenses excluding reimbursement (d)                             3.27%
             Portfolio turnover rate                                                           8%
             Average commission rate paid                                                $0.0208
-----------------
(a)   The Fund commenced operations on August 25, 1997.
(b)   Based on average shares outstanding.
(c)   Total investment return is calculated  assuming an initial investment made at the net  asset  value  beginning  of the  period,  reinvestment  of all dividends  and  distributions  at net asset  value  during  the period and redemption on the last day of the period.  Total return  calculated  for a period of less than one year is not annualized.
(d)   Annualized.


WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach and attempts to replicate the investment performance of the Russell 2000 through statistical procedures.

The Fund may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income as a primary objective. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision.

INVESTMENT PRINCIPLES AND RISKS

The value of the Fund's investments varies based on many factors. Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities. Lower quality securities offer higher yields, but also carry more risk.

General economic factors in the various world markets can also impact the value of an investor's investment. When an investor sells his or her Fund shares, they may be worth more or less than what the investors paid for them. See "Risk
Factors: Matching the Fund to Your Investment Needs" for more information.

                               THE FUND IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES


The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in "Risk Factors: Matching the Fund to Your Investment Needs"
in this  Prospectus  and in the Fund's SAI.          The Fund seeks to replicate
as closely as possible (before the deduction of Expenses) the total return of the Russell 2000. The Russell 2000 is composed of approximately 2,000 small-capitalization common stocks. A company's stock market capitalization is the total market value of its floating outstanding shares. As of December 31, 1997, the average stock market capitalization of the Russell 2000 was $440 million and the weighted average stock market capitalization of the Russell 2000
was $640 million.       The Fund is neither sponsored by nor affiliated with the
Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Russell 2000. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell indices.


The Fund invests in a statistically selected sample of the 2,000 stocks included in the Russell 2000. The stocks of the Russell 2000 to be included in the Fund will be selected utilizing a statistical sampling technique known as
"optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings and debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000. For instance, if 10% of the capitalization of the Russell 2000 consists of utility companies with relatively small capitalizations, then the Fund is constructed so that approximately 10% of the Fund's assets are invested in the stocks of utility companies with relatively small capitalizations. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Russell 2000 as a whole.

General

Over time, the correlation between the performance of the Fund and the Russell 2000 is expected to be 0.95 or higher before deduction of Expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the Russell 2000. The Fund's ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in either the composition of the Russell 2000 or the assets of the Fund, and the timing and amount of Fund investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trust's Board of Trustees will consider alternatives. Because the Fund seeks to track the Russell 2000, Bankers Trust generally will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of the Russell 2000.

As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the Russell 2000 should concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired. These are fundamental investment policies of the Fund which may not be changed without shareholder approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with maturities of more than seven days). Additional investment policies of the Fund are contained in the SAI.

The Fund may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the Russell 2000. Securities index futures contracts and related options, warrants and convertible securities may be used for several reasons: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or the Russell 2000. These instruments may be considered derivatives. See "Risk Factors: Matching the Fund to Your Investment Needs."

The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, the Fund may not use them to leverage its net assets. The Fund will not invest in such instruments as part of a temporary defensive strategy (in anticipation of declining stock prices) to protect the Fund against potential market declines.

The Fund may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information about the investment practices of the Fund.

    RISK FACTORS:  MATCHING THE FUND TO YOUR INVESTMENT NEEDS

The following pages contain more detailed information about types of instruments in which the Fund may invest and strategies Bankers Trust may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goal. Holdings and recent investment strategies are described in the financial reports of the Fund, which are sent to Fund shareholders on a semi-annual and annual basis.

Market Risk

As a mutual fund investing primarily in common stocks, the Fund is subject to market risk --- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

Risks of Investing in Medium- and Small-Capitalization Stocks

Historically, medium- and small-capitalization stocks have been more volatile in price than the larger-capitalization stocks included in the Standard & Poor's 500 Composite Stock Price Index. Among the reasons for the greater price volatility of these securities are: the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs" in the SAI for a description of the fundamental policies of the Fund that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund.

For descriptions of the investment objectives, policies and restrictions of the Fund, see "The Fund in Detail" herein and "Risk Factors: Matching the Fund to Your Investment Needs" herein and in the SAI. For descriptions of the management and expenses of the Fund, see "Management of the Trust" herein and in the SAI.

Short-Term Investments

The Fund may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying the Fund's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. Government Securities

The Fund may invest in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Securities Lending

     The  Fund  is  permitted  to  lend  up to  30% of the  total  value  of its securities. These loans must be secured continuously by cash or securities issued or guaranteed by the United States Government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund may increase its income by the opportunity to receive interest on the collateral. During the term of the loan, the Fund continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery should the extensions of credit, include delays in receiving additional collateral. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust or its affiliates and Bankers Trust may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensated for this service.

When Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with its custodian a segregated account containing cash or liquid portfolio securities in an amount at least equal to these commitments.

Derivatives

The Fund may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. Bankers Trust will only use derivatives for cash management purposes. Derivatives will not be used to increase portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund.

Securities Index Futures and Related Options

The Fund may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options and provided that not more than 20% of the Fund's assets are invested in futures and options at any time. When the Fund has cash from new investments in the Fund or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Fund could use to accomplish this include purchasing futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options and purchasing put options.

Warrants

Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

Convertible Securities

The Fund may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Further risks associated with the use of futures contracts, options, warrants and convertible securities

The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Fund will not use futures contracts, options, warrants and convertible securities for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants and convertible securities by the Fund are:
(i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, options, warrants and convertible securities; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However, options, warrants and convertible securities purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of the Fund.

Asset Coverage

To assure that futures and related options, as well as when-issued and delayed-delivery securities, are not used by the Fund to achieve excessive investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the Securities and Exchange Commission, either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Fund's custodian containing cash or liquid portfolio securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

Year 2000

The investment management services provided to the Fund by Bankers Trust and the services provided to shareholders by the Fund's other service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. Bankers Trust and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000. There can be, however, no assurance that Bankers Trust or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time. Portfolio Turnover Bankers Trust intends to manage the Fund actively in pursuit of its investment objective. The Fund's annual portfolio turnover rate from the commencement of operations on August 25,
1997 to December 31, 1997 was 8%.      NET ASSET VALUE


The net asset value ("NAV") per share of the Fund is calculated on each day the New York Stock Exchange ("NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except:
(a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or
Sunday, respectively.           The NAV per share of the Fund is calculated once
on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which under normal circumstances is 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares as of the Valuation Time. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair
value.           A NAV for a Fund later  determined to have been  inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise in substantially affected, further action
is not required.      PERFORMANCE INFORMATION AND REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Lipper International Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust and/or the Trust's other service providers may have voluntarily agreed to waive portions of their respective fees, or reimburse certain operating expenses of the Fund, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.

Shareholders will receive unaudited semi-annual financial reports and annual financial reports that are audited by independent accountants. These reports include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. For current Fund performance or a free copy of the Fund's financial report, please contact the relevant Company or Bankers Trust.

MANAGEMENT OF THE TRUST

Board of Trustees

The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the ( ) Fund require employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.

For more information with respect to the Trustees of the Trust, see "Management of the Trust" in the SAI.

Investment Adviser

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.


Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Bankers Trust's officers have had extensive experience in managing investment portfolios having
objectives similar to those of the Fund.          Bankers Trust,  subject to the
supervision and direction of the Board of Trustees of the Trust, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as Adviser.
         All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of
correspondents  and customers of Bankers Trust.          As compensation for its
services to the Fund, Bankers Trust is entitled to receive a fee from the Fund, accrued daily and paid monthly, equal on an annual basis to 0.35% of the average
daily net assets of the Fund for its then-current  fiscal year.          Bankers
Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other
applicable banking laws or regulations.      Fund Adviser

Frank Salerno, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Fund. Mr. Salerno oversees administration, management and trading of international and domestic equity index strategies. He has been employed by Bankers Trust since 1981. Expenses of the Fund In addition to the fees of Bankers Trust, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to owners of the Contracts which provide for investment in the Fund ("Contractowners"), the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. Pursuant to the terms of the Administration Agreement, the Trust has agreed to pay Investor Services Group a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each portfolio of the Trust and a one-time start-up fee for each portfolio of the Trust.

Distributor


First Data Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies, for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.


Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund and Investor Services Group serves as the transfer agent for the Fund. The principal business address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.
     Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of each of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Through its separate accounts, the Companies are the Fund's sole stockholders of record. Therefore under the 1940 Act, Companies owning 25% or more of the outstanding securities of the Fund are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies. As of March 19, 1998 the Company deemed to be a control person of the Fund was Travelers Insurance
Company.       Each share of the Fund is  entitled to one vote,  and  fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                        SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contractowners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and the Distributor reserve the right to reject any purchase order for shares of the Fund.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. Bankers Trust intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.


                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.


                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER



No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

BT INSURANCE FUNDS TRUST

                            EAFE(R) EQUITY INDEX FUND

                                   PROSPECTUS
                                 MARCH 24, 1998

This Prospectus offers shares of the EAFE(R) Equity Index Fund (the "Fund"). The Fund is a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company currently having seven series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

The Fund seeks to replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australia, Far East (EAFE(R)) Index (the " EAFE(R) Index") before the deduction of Fund expenses (the "Expenses"). There is no assurance, however, that the Fund will achieve its stated objective.

Bankers  Trust  Company  ("Bankers  Trust")  is  the  investment   adviser  (the
"Adviser") of the Fund.


Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.

A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying offering memorandum.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The EAFE(R) Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.

                              BANKERS TRUST COMPANY
                         Investment Adviser of the Fund

                          FIRST DATA DISTRIBUTORS, INC.
                                   Distributor
                               4400 Computer Drive
                              Westborough, MA 01581

                                TABLE OF CONTENTS

                                                                           Page

THE FUND.................................................................   3

  Financial Highlights
  Who May Want to Invest
  Investment Principles and Risks


THE FUND IN DETAIL.....................................................     5

  Investment Objectives and Policies
  Risk Factors:  Matching the Fund to Your Investment Needs
  Net Asset Value
  Performance Information and Reports
  Management of the Trust

SHAREHOLDER AND ACCOUNT POLICIES........................................   17

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes ]

                                    THE FUND

The Fund seeks to replicate as closely as possible (before the deduction of Expenses) the total return of the Europe, Australia, Far East Index (the "EAFE(R) Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. The Fund will be invested primarily in equity securities of business enterprises organized and domiciled outside of the United States or for which the principal trading market is outside the United States. Statistical methods will be employed to replicate the EAFE(R) Index by buying most of the EAFE(R) Index securities. Securities purchased for the Fund will generally, but not necessarily, be traded on a foreign securities exchange.

    FINANCIAL HIGHLIGHTS

The following table provides financial highlights of the Fund for the period presented and should be read in conjunction with the financial statements and related notes that appear in the Trust's annual report dated December 31, 1997 (the "Annual Report") and which are incorporated by reference into the SAI. The financial statements and related notes contained in the Annual Report have been audited by Ernst & Young LLP, independent accountants. Additional information concerning the performance of the Fund is included in the Annual Report which may be obtained without charge by writing First Data Distributors, Inc., the distributor to the Fund at the address on the cover of this Prospectus.

                            EAFE(R) Equity Index Fund
                (For a Share Outstanding throughout each period)

                                                                                                  Year
                                                                                                 Ended
                                                                                              12/31/97(a)

                  Net asset value, beginning of period                                            $10.00

                  Income from Investment Operations:
                      Net investment income (b)                                                     0.02
                      Net realized and unrealized gain (loss)
                         on investments and futures contracts                                      (0.68)
                      Net increase (decrease) in net asset value from operations                   (0.66)

                  Net asset value, end of period                                                   $9.34
                                                                                                   =====







                  Total Return (c)                                                               (6.60%)

                  Ratios / Supplemental Data:
                  Net assets, end of period (in 000's) $14,409 Ratios to average net assets:
                      Net investment income including reimbursement(d)                           0.72%
                      Operating expenses including reimbursement (d)                             0.65%
                      Operating expenses excluding reimbursement (d)                             2.75%
                  Portfolio turnover rate                                                           0%(e)
                  Average commission rate paid                                                  $0.0196
-------------------
(a)   The Fund commenced operations on August 22, 1997.
(b)   Based on average shares outstanding.
(c)   Total investment return is calculated  assuming an initial investment made at the net  asset  value  beginning  of the  period,  reinvestment  of all dividends  and  distributions  at net asset  value  during  the period and redemption on the last day of the period.  Total return  calculated  for a period of less than one year is not annualized.
(d) Annualized. (e) Less than 1%.


WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach and attempts to replicate the investment performance of the EAFE(R) Index through statistical procedures.

The Fund may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

The Fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve an extra level of diversification and also participate in opportunities around the world. However, there are additional risks involved with international investing. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the Fund invests.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision.

INVESTMENT PRINCIPLES AND RISKS

The value of the Fund's investments varies based on many factors. Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities. Lower quality securities offer higher yields, but also carry more risk.

Because many foreign investments are denominated in foreign currencies, changes in the value of these currencies can significantly affect the Fund's share price. General economic factors in the various world markets can also impact the value of an investor's investment. When an investor sells his or her Fund shares, they may be worth more or less than what the investors paid for them. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

                               THE FUND IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in "Risk Factors: Matching the Fund to Your Investment Needs"
in this  Prospectus  and in the Fund's SAI.       The Fund seeks to replicate as
closely as possible (before the deduction of Expenses) the total return of the EAFE(R) Index. The Fund attempts to achieve this objective by investing in a statistically selected sample of the equity securities included in the EAFE(R) Index.

The EAFE(R) Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located in countries outside the United States. The countries currently included in the EAFE(R) Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and The United Kingdom.

The Fund is constructed to have aggregate investment characteristics similar to those of the EAFE(R) Index. The Fund invests in a statistically selected sample of the securities of companies included in the EAFE(R) Index, although not all companies within a country will be represented in the Fund at the same time. Stocks are selected for inclusion in the Fund based on country of origin, market capitalization, yield, volatility and industry sector. Bankers Trust will manage the Fund using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the EAFE(R) Index. From time to time, adjustments may be made in the Fund because of changes in the composition of the EAFE(R) Index, but such changes should be infrequent.



The Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the EAFE(R) Index to track general stock market performance. Morgan Stanley is the licenser of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE(R) Index which is determined, composed and calculated by Morgan Stanley without regard to the issuer of the Fund or the Fund itself. Morgan Stanley has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the EAFE(R) Index. Inclusion of a security in the EAFE(R) Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which shares of the Fund are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of the Fund. The Fund is neither sponsored by nor affiliated with Morgan Stanley.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, MORGAN STANLEY DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. MORGAN STANLEY MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. MORGAN STANLEY MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

General

Over time, the correlation between the performance of the Fund and the EAFE(R) Index is expected to be 0.95 or higher before deduction of Expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the EAFE(R) Index. The Fund's ability to track the EAFE(R) Index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in either the composition of the EAFE(R) Index or the assets of the Fund, and the timing and amount of Fund investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trust's Board of Trustees will consider alternatives. Because the Fund seeks to track the EAFE(R) Index, Bankers Trust generally will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of the EAFE(R) Index.

As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation.  The Fund  will  not  invest  more  than  25% of its  assets  in the securities of issuers in any one industry. In the unlikely event that the EAFE(R) Index should concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with maturities of more than seven days). These are fundamental investment policies of the Fund which may not be changed without shareholder approval. Additional investment policies of the Fund are contained in the SAI. The Fund may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the EAFE(R) Index. Securities index futures contracts and related options, warrants and convertible securities may be used for several reasons: to simulate full investment in the EAFE(R) Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or EAFE(R) Index. These instruments may be considered derivatives. See "Risk Factors: Matching the Fund to Your Investment Needs." The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, the Fund may not use them to leverage its net assets. The Fund will not invest in such instruments as part of a temporary defensive strategy (in anticipation of declining stock prices) to protect the Fund against potential market declines.

The Fund may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. The Fund may engage in foreign currency forward and futures transactions for the purpose of enhancing Fund returns or hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information about the investment practices of the Fund.

RISK FACTORS:  MATCHING THE FUND TO YOUR INVESTMENT NEEDS

The following pages contain more detailed information about types of instruments in which the Fund may invest and strategies Bankers Trust may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goal. Holdings and recent investment strategies are described in the financial reports of the Fund, which are sent to Fund shareholders on a semi-annual and annual basis.

Market Risk

As a mutual fund investing primarily in common stocks, the Fund is subject to market risk --- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

Risks of Investing in Foreign Securities

Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of the Fund's foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Fund is also authorized to enter into certain foreign currency exchange transactions. Furthermore, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. Finally, there may be less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs" in the SAI for a description of the fundamental policies of the Fund that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund.

For descriptions of the investment objective, policies and restrictions of the Fund, see "The Fund in Detail" herein and "Risk Factors: Matching the Fund to Your Investment Needs" herein and in the SAI. For a description of the management and expenses of the Fund, see "Management of the Trust" herein and in the SAI.

Short-Term Investments

The Fund may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying the Fund's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. Government Securities

The Fund may invest in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Securities Lending

The Fund is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or securities issued or guaranteed by the United States Government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund may increase its income by the opportunity to receive interest on the collateral. During the term of the loan, the Fund continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery should the extensions of credit, include delays in receiving additional collateral. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust or its affiliates and Bankers Trust may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensated for this service.

When Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with its custodian a segregated account containing cash or liquid portfolio securities in an amount at least equal to these commitments.

Derivatives

The Fund may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. Bankers Trust will only use derivatives for cash management purposes. Derivatives will not be used to increase portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund.

Securities Index Futures and Related Options

The Fund may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options and provided that not more than 20% of the Fund's assets are invested in futures and options at any time. When the Fund has cash from new investments in the Fund or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Fund could use to accomplish this include purchasing futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options and purchasing put options.

Warrants

Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

Convertible Securities

The Fund may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Further risks associated with the use of futures contracts, options, warrants and convertible securities

The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Fund will not use futures contracts, options, warrants and convertible securities for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants and convertible securities by the Fund are:
(i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, options, warrants and convertible securities; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However, options, warrants and convertible securities purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of the Fund.

Foreign Currency Forward, Futures and Related Options Transactions

The Fund may enter into foreign currency forward and foreign currency futures contracts in order to maintain the same currency exposure as the EAFE(R) Index. The Fund may not enter into such contracts as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. A foreign currency forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Fund. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

Asset Coverage

To assure that futures and related options, as well as when-issued and delayed-delivery securities, are not used by the Fund to achieve excessive investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Fund's custodian containing cash or liquid portfolio securities in an amount at all times equal to or exceeding the Fund's commitment
with respect to these instruments or contracts.     Year 2000

The investment management services provided to the Fund by Bankers Trust and the services provided to shareholders by the Fund's other service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. Bankers Trust and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000. There can be, however, no assurance that Bankers Trust or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair
Fund  services at that time.        Portfolio  Turnover       Bankers  Trust
intends to manage the Fund actively in pursuit of its investment objective. The Fund's annual portfolio turnover rate from the commencement of operations on
August 22, 1997 to December  31, 1997 was less than 1%.      NET ASSET VALUE
The net asset value ("NAV") per share of the Fund is calculated on each day on which the New York Stock Exchange ("NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which under normal circumstances is 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per share of the Fund is computed by dividing the value of the Fund's assets less all liabilities, by the total number of its shares as of the Valuation Time. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of
Trustees  believes  accurately  reflects  fair value.           A NAV for a Fund
later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise in
substantially  affected,  further  action  is  not  required.        PERFORMANCE
INFORMATION AND REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to the EAFE(R) Index, and the Lipper International Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust and/or the Trust's other service providers may have voluntarily agreed to waive portions of their respective fees, or reimburse certain operating expenses of the Fund, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.

Shareholders will receive unaudited semi-annual financial reports and annual financial reports that are audited by independent accountants. These reports include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. For current Fund performance or a free copy of the Fund's financial report, please contact the relevant Company or
Bankers Trust.      MANAGEMENT OF THE TRUST

Board of Trustees

The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund requires employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.

For more information with respect to the Trustees of the Trust, see "Management of the Trust" in the SAI.

Investment Adviser

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.


Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Bankers Trust's officers have had extensive experience in managing investment portfolios having
objectives similar to those of the Fund.          Bankers Trust,  subject to the
supervision and direction of the Board of Trustees of the Trust, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as Adviser.
         All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of
correspondents  and customers of Bankers Trust.          As compensation for its
services to the Fund, Bankers Trust is entitled to receive a fee from the Fund, accrued daily and paid monthly, equal on an annual basis to 0.45% of the average
daily net assets of the Fund for its then-current  fiscal year.          Bankers
Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other
applicable banking laws or regulations.       Fund Adviser     Richard J. Vella,
Managing Director of Bankers Trust, has been responsible for the day-to-day management of the Fund since its inception. Mr. Vella has been employed by Bankers Trust since 1985 and has thirteen years of trading and investment
experience.          Expenses of the Fund

In addition to the fees of Bankers Trust, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to owners of the Contracts which provide for investment in the Fund ("Contractowners"), the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as
Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. Pursuant to the terms of the Administration Agreement, the Trust has agreed to pay Investor Services Group a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each portfolio of the Trust and a one-time start-up fee for each portfolio of the Trust.

Distributor

First Data Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies, for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund and Investor Services Group serves as the transfer agent for the Fund. The principal business address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.
     Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Through its separate accounts, the Companies are the Fund's sole stockholders of record. Therefore under the 1940 Act, Companies owning 25% or more of the outstanding securities of the Fund are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies. As of March 19, 1998 the Company deemed to be a control person of the Fund was Travelers Insurance
Company.       Each share of the Fund is  entitled to one vote,  and  fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                        SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contractowners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and the Distributor reserve the right to reject any purchase order for shares of the Fund.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. Bankers Trust intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state and local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER


No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its SAI or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

BT INSURANCE FUNDS TRUST

                              EQUITY 500 INDEX FUND

                                   PROSPECTUS
                                 MARCH 24, 1998


This Prospectus offers shares of the Equity 500 Index Fund (the "Fund"). The Fund is a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company currently having seven series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

The Fund seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index before the deduction of Fund expenses (the "Expenses"). There is no assurance, however, that the Fund will achieve its stated objective. Bankers Trust Company ("Bankers Trust") is the investment adviser (the "Adviser") of the Fund. Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.

 A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying offering memorandum.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              BANKERS TRUST COMPANY
                         Investment Manager of the Fund

                          FIRST DATA DISTRIBUTORS, INC.
                                   Distributor
                               4400 Computer Drive
                              Westborough, MA 01581

                                                 TABLE OF CONTENTS

                                                                         Page

THE FUND................................................................  3

  Financial Highlights
  Who May Want to Invest
  Investment Principles and Risks


THE FUND IN DETAIL......................................................  5

  Investment Objectives and Policies
  Risk Factors: Matching the Fund to Your Investment Needs
  Net Asset Value
  Performance Information and Reports
  Management of the Trust


SHAREHOLDER AND ACCOUNT POLICIES........................................ 17

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes

                                    THE FUND


The Fund seeks to replicate as closely as possible (before the deduction of Expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks. The Fund will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer generated statistical data, that are deemed representative of the industry
diversification of the entire S&P 500.     FINANCIAL HIGHLIGHTS

The following table provides financial highlights of the Fund for the period presented and should be read in conjunction with the financial statements and related notes that appear in the Trust's annual report dated December 31, 1997 (the "Annual Report") and which are incorporated by reference into the SAI. The financial statements and related notes contained in the Annual Report have been audited by Ernst & Young LLP, independent accountants. Additional information concerning the performances of the Fund is included in the Annual Report which may be obtained without charge by writing the First Data Distributors, Inc., the distributor to the Fund at the address on the cover of this Prospectus.

                              Equity 500 Index Fund
              (for a Fund Share outstanding throughout the period)

                                                                                                Year
                                                                                               Ended
                                                                                            12/31/97(a)

Net asset value, beginning of period                                                          $10.00

Income from Investment Operations:
    Net investment income (b)                                                                   0.03
    Net realized and unrealized gain (loss)
         on investments and futures contracts                                                   0.16
    Net increase (decrease) in net asset value from operations                                  0.19

    Net asset value, end of period                                                           $10.19
                                                                                              =====

Total Return (c)                                                                              1.90%






Ratios / Supplemental Data:
Net assets, end of period (in 000's) $11,760 Ratios to average net assets:
    Net investment income including reimbursement (d)                                         1.51%
    Operating expenses including reimbursement (d)                                            0.30%
    Operating expenses excluding reimbursement (d)                                            2.78%
Portfolio turnover rate                                                                           7%
Average commission rate paid                                                                 $0.0203
------------
(a)   The Fund commenced operations on October 1, 1997.
(b)   Based on average shares outstanding.
(c)   Total investment return is calculated  assuming an initial investment made at the net  asset  value  beginning  of the  period,  reinvestment  of all dividends  and  distributions  at net asset  value  during  the period and redemption on the last day of the period.  Total return  calculated  for a period of less than one year is not annualized.
(d)   Annualized.


WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach and attempts to replicate the investment performance of the S&P 500 through statistical procedures.

The Fund may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When an investor sells his or her Fund shares, they may be worth more or less than what the investor paid for them.

INVESTMENT PRINCIPLES AND RISKS

The Fund's investments vary based on many factors. Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities. Lower quality securities offer higher yields, but also carry more risk.

General economic factors in the various world markets can also impact the value of an investor's investment. When investors sell Fund shares, they may be worth more or less than what the investors paid for them. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

                                                THE FUND IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in "Risk Factors: Matching the Fund to Your Investment Needs"
herein and in the Fund's  SAI.       The Fund seeks to  replicate  as closely as
possible (before the deduction of Expenses) the total return of the S&P 500.

The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. (the "NYSE"). Bankers Trust believes that the S&P 500 is representative of the performance of publicly traded common stocks in the U.S. in general.

In seeking to replicate the performance of the S&P 500, before deduction of Expenses, Bankers Trust will attempt over time to allocate the Fund's investment among common stocks in approximately the same proportions as they are represented in the S&P 500, beginning with the heaviest weighted stocks that make up a larger portion of the Index's value.

Bankers Trust utilizes a two-stage sampling approach in seeking to obtain its objective. Stage one, which encompasses large capitalization stocks, maintains the stock holdings at or near their benchmark weights. Large capitalization stocks are defined as those securities which represent 0.10% or more of the S&P
500. In stage two, smaller stocks are analyzed and selected using risk characteristics and industry weights in order to match the sector and risk characteristics of the smaller companies in the S&P 500. This approach helps to maximize Fund liquidity while minimizing costs.

Bankers Trust generally will seek to match the composition of the S&P 500 but usually will not invest the Fund's stock portfolio to mirror the S&P 500 exactly. Because of the difficulty and cost of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently than the S&P 500, particularly if the Fund has a low level of assets. In addition, the Fund may omit or remove any S&P 500 stock from the Fund if, following objective criteria, Bankers Trust judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. Bankers Trust will not purchase the stock of Bankers Trust New York Corporation, which is included in the S&P 500, and instead will overweight its holdings of companies engaged in similar businesses.

About the S&P 500

The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the NYSE. Stocks in the S&P 500 are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). Bankers Trust believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 to track general stock market performance.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein.

For more information about the performance of the S&P 500, see the SAI.

General

Over time, the correlation between the performance of the Fund and the S&P 500 is expected to be 0.95 or higher before deduction of Expenses. A correlation of
1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the S&P 500. The Fund's ability to track the S&P 500 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in either the composition of the S&P 500 or the assets of the Fund, and the timing and amount of Fund investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trust's Board of Trustees will consider alternatives. Because the Fund seeks to track the S&P 500, Bankers Trust generally will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of the S&P 500.

As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the S&P 500 should concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired. These are fundamental investment policies of the Fund which may not be changed without shareholder approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with maturities of more than seven days). Additional investment policies of the Fund are contained in the SAI.

The Fund may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the S&P 500. Securities index futures contracts and related options, warrants and convertible securities may be used for several reasons: to simulate full investment in the S&P 500 while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or S&P 500. These instruments may be considered derivatives. See "Risk
Factors: Matching the Fund to Your Investment Needs -- Derivatives."

The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, the Fund may not use them to leverage its net assets. The Fund will not invest in such instruments as part of a temporary defensive strategy (in anticipation of declining stock prices) to protect the Fund against potential market declines.
    The Fund may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information about the investment practices of the Fund.

RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS

The following pages contain more detailed information about types of instruments in which the Fund may invest and strategies Bankers Trust may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goal. Holdings and recent investment strategies are described in the financial reports of the Fund, which are sent to Fund shareholders on a semi-annual and annual basis.

Market Risk

As a mutual fund investing primarily in common stocks, the Fund is subject to market risk --- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs" in the SAI for a description of the fundamental policies of the Fund that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund.

For descriptions of the investment objective, policies and restrictions of the Fund, see "The Fund in Detail" herein and "Risk Factors: Matching the Fund to Your Investment Needs" herein and in the SAI. For descriptions of the management and expenses of the Fund, see "Management of the Trust" herein and in the SAI.

Short-Term Investments

The Fund may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying the Fund's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. Government Securities

The Fund may invest in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Securities Lending

     The  Fund  is  permitted  to  lend  up to  30% of the  total  value  of its securities. These loans must be secured continuously by cash or securities issued or guaranteed by the United States Government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund may increase its income by the opportunity to receive interest on the collateral. During the term of the loan, the Fund continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery should the extensions of credit, include delays in receiving additional collateral, in recovery should the borrower fail financially and possible loss of the collateral. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust or its affiliates and Bankers Trust may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensated for this service.

When Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with its custodian a segregated account containing cash or liquid portfolio securities in an amount at least equal to these commitments.

Derivatives

The Fund may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. Bankers Trust will only use derivatives for cash management purposes. Derivatives will not be used to increase portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund.

Securities Index Futures and Related Options

The Fund may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options and provided that not more than 20% of the Fund's assets are invested in futures and options at any time. When the Fund has cash from new investments in the Fund or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Fund could use to accomplish this include purchasing futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options and purchasing put options.

Warrants

Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

Convertible Securities

The Fund may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Further risks associated with the use of futures contracts, options, warrants and convertible securities

The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Fund will not use futures contracts, options, warrants and convertible securities for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants and convertible securities by the Fund are:
(i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, options, warrants and convertible securities; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However, options, warrants and convertible securities purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of the Fund.

Asset Coverage

To assure that futures and related options, as well as when-issued and delayed-delivery securities, are not used by the Fund to achieve excessive investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Fund's custodian containing cash or liquid portfolio securities in an amount at all times equal to or exceeding the Fund's commitment
with respect to these instruments or contracts.     Year 2000

The investment management services provided to the Fund by Bankers Trust and the services provided to shareholders by the Fund's other service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. Bankers Trust and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000. There can be, however, no assurance that Bankers Trust or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time. Portfolio Turnover Bankers Trust intends to manage the Fund actively in pursuit of its investment objective. The Fund's annual portfolio turnover rate from commencement of operations on October 1,
1997 to  December  31,  1997 was 7%.       NET ASSET VALUE      The net asset
value ("NAV") per share of the Fund is calculated on each day the NYSE is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Martin Luther King Day,
Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined
holidays falls on a Saturday or Sunday, respectively.          The NAV per share
of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which under normal circumstances is 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per share of the Fund is computed by dividing the value of the Fund's assets less all liabilities, by the total number of its shares outstanding as of the Valuation Time. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair value.




A NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise in substantially affected, further action is not required.





A net asset value for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a net asset value determined to have been inaccurate will be adjusted if the difference between the original net asset value and the recalculated net asset value divided by the recalculated net asset value is 0.005 (1/2 of 1%) or greater and the difference between the net asset value is equal to or greater than $0.01, unless the impact
of the  error  to a  shareholder  account  was  $10 or  less.        PERFORMANCE
INFORMATION AND REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust and/or the Trust's other service providers may have voluntarily agreed to waive portions of their respective fees, or reimburse certain operating expenses of the Fund, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.

Shareholders will receive unaudited semi-annual financial reports and annual financial reports that are audited by independent accountants. These reports include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. For current Fund performance or a free copy of the Fund's financial report, please contact the relevant Company or
Bankers Trust.      MANAGEMENT OF THE TRUST

Board of Trustees

The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund require employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.

For more information with respect to the Trustees of the Trust, see "Management of the Trust" in the SAI.

Investment Adviser

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.


Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.





Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to
assist  it  in  its  role  as  Adviser.             All  orders  for  investment
transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents and
customers of Bankers  Trust.           As  compensation  for its services to the
Fund, Bankers Trust is entitled to receive a fee from the Fund, accrued daily and paid monthly, equal on an annual basis to 0.20% of the average daily net assets of the Fund for its then-current fiscal year.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

Fund Manager

Frank Salerno, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Fund. Mr. Salerno oversees administration, management and trading of international and domestic equity index strategies. He has been employed by Bankers Trust since 1981.

Expenses of the Fund

In addition to the fees of Bankers Trust, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to owners of the Contracts which provide for investment in the Fund ("Contractowners"), the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as
Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. Pursuant to the terms of the Administration Agreement, the Trust has agreed to pay Investor Services Group a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each portfolio of the Trust and a one-time start-up fee for each portfolio of the Trust.

Distributor

First Data Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies, for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund and Investor Services Group serves as the transfer agent for the Fund. The principal business address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.
     Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Through its separate accounts, the Companies are the Fund's sole stockholders of record. Therefore under the 1940 Act, Companies owning 25% or more of the outstanding securities of the Fund are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies. As of March 19, 1998 the Company deemed to be a control person of the Fund was Integrity Life
Insurance  Company.       Each share of the Fund is  entitled  to one vote,  and
fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                        SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contractowners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and the Distributor reserve the right to reject any purchase order for shares of the Fund.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. Bankers Trust intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should contact a qualified tax adviser.

                         Investment Manager of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER



No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its SAI or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



BT INSURANCE FUNDS TRUST

                              U.S. BOND INDEX FUND

                                   PROSPECTUS
                                 MARCH 24, 1998


This Prospectus offers shares of the U.S. Bond Index Fund (the "Fund"), a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company currently having seven series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

The Fund seeks to replicate as closely as possible the performance of the Lehman Brothers Aggregate Bond Index before the deduction of Fund expenses (the "Expenses"). There is no assurance, however, that the Fund will achieve its
stated objective.     Bankers Trust Company ("Bankers Trust") is the investment
adviser (the "Adviser") of the Fund. Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.

A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission (the "SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling your insurance company's Customer Service Center at the telephone number shown in the accompanying offering memorandum.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              BANKERS TRUST COMPANY
                         Investment Manager of the Fund

                          FIRST DATA DISTRIBUTORS, INC.
                                   Distributor
                               4400 Computer Drive
                              Westborough, MA 01581

                                TABLE OF CONTENTS

                                                                           Page

THE FUND.................................................................    3

  Who May Want to Invest
  Investment Principles and Risks


THE FUND IN DETAIL......................................................    4

  Investment Objectives and Policies
  Risk Factors: Matching the Fund to Your Investment Needs
  Net Asset Value
  Performance Information and Reports
  Management of the Trust


SHAREHOLDER AND ACCOUNT POLICIES.........................................   16

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes

                                    THE FUND

The Fund seeks to replicate as closely as possible (before the deduction of Expenses) the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"), a broad market weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities. The Fund will be invested primarily in fixed income securities of the U.S. government or any agency thereof, publicly issued fixed rate domestic debt of industrial, financial, and utility corporations, and U.S. dollar denominated fixed income securities of foreign and supranational entities issued publicly in the United States. The Fund will also invest in mortgage pass-through securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Federal National Mortgage Association ("FNMA").

WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach and attempts to replicate the investment performance of the Aggregate Bond Index through statistical procedures.

The Fund may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income as a primary objective. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision.

INVESTMENT PRINCIPLES AND RISKS

The value of the Fund's investments varies based on many factors. The value of bonds fluctuates based on changes in domestic or foreign interest rates, the credit quality of the issuer, market conditions, and other economic and political news. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower quality securities offer higher yields, but also carry more risk.

When an investor sells his or her Fund shares, they may be worth more or less than what the investor paid for them. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information.

                               THE FUND IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in "Risk Factors: Matching the Fund to Your Investment Needs"
in this  Prospectus  and in the Fund's SAI.       The Fund seeks to replicate as
closely  as  possible  (before   deduction  of  Fund  expenses)  the  investment
performance of the Aggregate Bond Index, a broad market weighted index which encompasses four major classes of investment grade fixed-income securities in the United States: U.S. Treasury and agency securities, corporate bonds, international (dollar-denominated) bonds, and mortgage-backed securities, with maturities greater than one year. As of February 10, 1998, the major classes of fixed-income securities represented the following proportions of the Aggregate Bond Index's total market value.

 .........                                                     Aggregate
 .........                                                     Bond Index

U.S. Treasury and agency securities                               49%
Corporate bonds                                                   16%
International (dollar-denominated) bonds                           4%
Mortgage-backed securities                                        30%
Asset Backed Securities                                            1%
Dollar-weighted average maturity (Years)                         8.8 yrs

The Fund will be unable to hold all of the individual issues which comprise the Aggregate Bond Index because of the large number of securities involved. Instead, the Fund will hold a representative sample of the securities in the Aggregate Bond Index, selecting one or two issues to represent entire "classes" or types of securities in the Aggregate Bond Index. The Fund will be constructed so as to match as closely as possible the composition of the Aggregate Bond Index by investing in fixed-income securities approximating their relative proportion of the Aggregate Bond Index's total market value.

The Fund may, from time to time, substitute one type of investment grade bond for another. For instance, a Fund may hold more short-term corporate bonds (and, in turn, hold fewer short U.S. Treasury bonds) than represented in the Aggregate Bond Index so as to increase income. This corporate substitution strategy will entail the assumption of additional credit risk; however, substantial diversification within the corporate sector should moderate issue-specific credit risk.

Fixed-income securities will be primarily of investment grade quality - i.e., those rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB-by Standard & Poor's Ratings Group ("S&P"). Securities rated Baa or BBB possess some speculative characteristics.

The Fund may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. government and in U.S. government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. government ("U.S. Government Securities"). Such "agency" securities may not be backed by the "full faith and credit" of the U.S. government. Such U.S. government agencies may include the Farm Credit Banks and the Resolution Trust Corporation.

Even though they all carry top (AAA) credit ratings, agency obligations are not explicitly guaranteed by the U.S. government and so are perceived as somewhat riskier than comparable Treasury bonds.

As a mutual fund investing primarily in fixed-income securities, the Fund is subject to interest rate, income, call and credit risks. Since the Fund also invests in mortgage-backed securities, it is also subject to prepayment risk. See "Risk Factors: Matching the Fund to Your Investment Needs."

General

Over time, the correlation between the performance of the Fund and the Aggregate Bond Index is expected to be 0.95 or higher before deduction of Expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the Aggregate Bond Index. The Fund's ability to track the Aggregate Bond Index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in either the composition of the Aggregate Bond Index or the assets of the Fund, and the timing and amount of Fund investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trust's Board of Trustees will consider alternatives. Because the Fund seeks to track the Aggregate Bond Index, Bankers Trust generally will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of the Aggregate Bond Index.

As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Fund which may not be changed without shareholder approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with maturities of more than seven days). Additional investment policies of the Fund are contained in the SAI. The Fund may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the Aggregate Bond Index. Securities index futures contracts and related options, warrants, convertible securities and swap agreements may be used for several reasons: to simulate full investment in the Aggregate Bond Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant, convertible security or swap agreement is priced more attractively than the underlying equity security or the Aggregate Bond Index. These instruments may be considered derivatives. See "Risk Factors: Matching the Fund to Your Investment Needs." The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, the Fund may not use them to leverage its net assets. The Fund will not invest in such instruments as part of a temporary defensive strategy (such as altering the aggregate maturity of the Fund) to protect the Fund against potential market declines. The Fund may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. The Fund may also invest in mortgage-related and other asset-backed securities. See "Risk Factors: Matching the Fund to Your Investment Needs" for more information about the investment practices of the Fund.
RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS The following pages contain more detailed information about types of instruments in which the Fund may invest and strategies Bankers Trust may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goal. Holdings and recent investment strategies are described in the financial reports of the Fund, which are sent to Fund shareholders on a semi-annual and annual basis.

Fixed Income Security Risk

Investors in the Fund are exposed to four types of risk from fixed income securities: (1) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates; (2) Income risk is the potential for a decline in a Fund's income due to falling market interest rates; (3) Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund; and (4) Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Fund to invest the proceeds at generally lower interest rates.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Risk Factors: Matching the Fund to Your Investment Needs" in the SAI for a description of the fundamental policies that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund.

For descriptions of the investment objective, policies and restrictions of the Fund, see "The Fund in Detail" and "Risk Factors: Matching the Fund to Your Investment Needs" herein and in the SAI.

Securities and Investment Practices

Short-Term Investments

The Fund may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying the Fund's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. Government Securities

Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Securities Lending

     The  Fund  is  permitted  to  lend  up to  30% of the  total  value  of its securities. These loans must be secured continuously by cash or securities issued or guaranteed by the United States Government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund may increase its income by the opportunity to receive interest on the collateral. During the term of the loan, the Fund continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery should the borrower fail financially and possible loss of collateral. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by Bankers Trust or its affiliates and Bankers Trust may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensated for this service.

When Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with its custodian a segregated account containing cash or liquid portfolio securities in an amount at least equal to these commitments.

Mortgage-Related Securities

As part of its effort to replicate the investment performance of the Aggregate Bond Index, the Fund may invest in mortgage-backed securities. Mortgage-backed securities represent an interest in an underlying pool of mortgages. Unlike ordinary fixed-income securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. See "Risk Factors: Matching the Fund to Your Investment Needs."

The Fund may purchase mortgage-backed securities issued by the GNMA, the FHLMC, the FNMA, and the Federal Housing Authority ("FHA"). GNMA securities are guaranteed by the U.S. government as to the timely payment of principal and interest; securities from other Government-sponsored entities are generally not secured by an explicit pledge of the U.S. government. The Fund may also invest in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government. Mortgage securities that are guaranteed by the U.S. government are guaranteed only as to the timely payment of principal and interest. The market value of such securities is not guaranteed and may fluctuate.

Derivatives

The Fund may invest in various instruments that are commonly known as "derivatives". Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. Derivatives will not be used to increase portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund.

Securities Index Futures and Related Options

The Fund may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options and provided that not more than 20% of the Fund's assets are invested in futures and options at any time. When the Fund has cash from new investments in the Fund or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Fund could use to accomplish this include purchasing futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options and purchasing put options.

Swap Agreements

The Fund may enter into swap agreements only to the extent that obligations under such agreements represent not more than 10% of the Fund's total assets. Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset.

Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. This risk will be mitigated by investing the Fund in the specific asset for which it is obligated to pay a return.

Warrants

The Fund's investment in warrants will not exceed more than 5% of its assets (2% with respect to warrants not listed on a recognized United States stock exchange). Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

Convertible Securities

The Fund may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Further risks associated with the use of futures contracts, options, warrants, convertible securities and swap agreements

The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Fund will not use futures contracts, options, warrants, convertible securities and swap agreements for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants, convertible securities and swap agreements by the Fund are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, options, warrants, convertible securities and swap agreements; and
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However, options, warrants, convertible securities and swap agreements purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of the Fund.

Asset Coverage

To assure that futures and related options, as well as when-issued and delayed-delivery securities, interest rate swaps and related options transactions are not used by the Fund to achieve excessive investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Fund's custodian containing cash or liquid portfolio securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these
instruments or contracts.     Year 2000

The investment management services provided to the Fund by Bankers Trust and the services provided to shareholders by the Fund's other service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. Bankers Trust and the Fund's other service providers have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000. There can be, however, no assurance that Bankers Trust or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

Portfolio Turnover

Bankers Trust intends to manage the Fund actively in pursuit of its investment objective. The frequency of Fund transactions - the Fund's turnover rate - will vary from year to year depending on market conditions and the Fund's cash flows. The Fund's annual portfolio turnover rate is not expected to exceed 100%.

NET ASSET VALUE

The net asset value ("NAV") per share of the Fund is calculated on each day the New York Stock Exchange ("NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except:
(a) January 1st, Martin Luther King Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or
Sunday, respectively.           The NAV per share of the Fund is calculated once
on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which under normal circumstances is 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding as of the Valuation Time. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair value.

    A NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise in substantially affected, further action is not required.


PERFORMANCE INFORMATION AND REPORTS

Mutual fund performance is commonly measured as total return and/or yield. The Fund's performance is affected by the expenses of the Fund.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

Yield refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Performance information may include comparisons of the Fund's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, Fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return may be provided, Bankers Trust may have voluntarily agreed to waive portions of their fees, or reimburse certain operating expenses of the Fund, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.

Shareholders will receive audited annual financial reports and unaudited semi-annual financial reports that include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. For current Fund performance or a free copy of the Fund's financial report, please
contact the relevant Company or Bankers Trust.      MANAGEMENT OF THE TRUST

Board of Trustees

The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund requires employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.

For more information with respect to the Trustees of the Trust, see "Management of the Trust" in the SAI.

Investment Adviser

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street, (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of December 31, 1997, Bankers Trust New York Corporation was the seventh largest bank holding company in the United states with total assets of over $100 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 90 offices in more than 50 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $300 billion in assets under management globally.


Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Bankers Trust's officers have had extensive experience in managing investment portfolios having
objectives similar to those of the Fund.          Bankers Trust,  subject to the
supervision and direction of the Board of Trustees of the Trust, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as Adviser.
         All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of
correspondents  and customers of Bankers Trust.          As compensation for its
services to the Fund, Bankers Trust is entitled to receive a fee from the Fund, accrued daily and paid monthly, equal on an annual basis to 0.15% of the average
daily net assets of the Fund for its then-current  fiscal year.          Bankers
Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

Fund Manager

Louis R. D'Arienzo, Vice President of Bankers Trust, is responsible for the day-to-day management of the Fund. Mr. D'Arienzo has been employed by Bankers Trust since 1981 and has twelve years trading and investment experience in fixed
income  securities.       Expenses  of the Fund      In  addition to the fees of
Bankers Trust, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to owners of the Contracts which provide for investment in the Fund ("Contractowners"), the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, Investor Services Group generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. Pursuant to the terms of the Administration Agreement, the Trust has agreed to pay Investor Services Group a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each portfolio of the Trust and a one-time start up fee for each portfolio of the Trust.

Distributor

First Data Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies, for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund and Investor Services Group serves as the transfer agent for the Fund. The principal business address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.
     Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of each of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Through its separate accounts, the Companies are the Fund's sole stockholders of record. Therefore, under the 1940 Act, Companies owning 25% or more of the outstanding securities of the Fund are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its
variable annuities and variable life insurance policies.       Each share of the
Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                        SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contractowners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and the Distributor reserve the right to reject any purchase order for shares of the Fund.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net income and capital gains to shareholders each year. The Fund declares dividends from its net income daily and pays the dividends monthly. Distribution of the Fund's net realized capital gains, if any, are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a federal income tax liability.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. Bankers Trust intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                         Investment Manager of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER


No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its SAI or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


BT INSURANCE FUNDS TRUST

                                 SMALL CAP FUND
                            INTERNATIONAL EQUITY FUND
                                 MARCH 24, 1998


BT Insurance Funds Trust (the "Trust") is currently comprised of seven series: the Small Cap Fund and the International Equity Fund (each, a "Fund" and together "Funds") and five other series. The shares of the Funds are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Prospectus.
                                                 Table of Contents
       Investment Objectives, Policies and Restrictions.....................2
       Performance Information.............................................20
       Valuation of Securities; Redemption in Kind ........................21
       Management of the Funds ............................................22
       Organization of the Trust...........................................26
       Taxation............................................................27
       Appendix...........................................................A-1



Shares of the Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment manager of each Fund is Bankers Trust Company (the "Adviser" or "Bankers Trust"). The distributor of each Fund's shares is First Data Distributors, Inc. (the
"Distributor"  or "First Data  Distributors").           The Prospectus
for each Fund is dated March 24, 1998. Each Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling your insurance company's Customer Service Center at the
telephone  number  shown  in  the  accompanying  offering  memorandum(s).   This
Statement of  Additional  Information  ("SAI"),  which is not a  Prospectus,  is intended to provide additional information regarding the activities and operations of each Fund and should be read in conjunction with that Fund's Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

                              BANKERS TRUST COMPANY
                         Investment Adviser of each Fund


                          FIRST DATA DISTRIBUTORS, INC.

                                   Distributor
                               4400 Computer Drive
                              Westborough, MA 01581

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              Investment Objectives

The investment objective of each Fund is described in that Fund's Prospectus. There can, of course, be no assurance that any Fund will achieve its investment objective.

                               Investment Policies

The following is a discussion of the various investments of and techniques employed by each Fund.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.



Short-Term Instruments. When a Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, each Fund may hold short-term instruments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign
governments,  their  agencies,   instrumentalities,   authorities  or  political
subdivisions;  (ii)  other  short-term  debt  securities  rated AA or  higher by
Standard & Poor's Ratings Group ("S&P") or Aa or higher by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.
     Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a
public  offering  of  securities.         In  recent  years,  however,  a  large
institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


The Adviser will monitor the liquidity of Rule 144A securities in each Fund's holdings under the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the
transfer).          Lending of Portfolio Securities. Each Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Fund may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must received substitute payments in respect of all dividends, interest or other distributions on the only loaned securities; and
(v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities.
               Futures Contracts and Options on Futures Contracts

General. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


Futures Contracts. A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.
At the same time a futures contract is purchased or sold, a Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.


At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contract could be liquidated and the Fund could then buy debt securities on the cash market. To the extent a Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Funds, if the Adviser's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.
The Board of Trustees has adopted the requirement with respect to each Fund that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has also adopted a restriction with respect to each Fund that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed
5% of the market value of the total assets of the Fund.       Options on Foreign
Currencies. Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Each Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

Each Fund also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.


In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions  also  could be  adversely  affected  by:  (i) other  complex  foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume. Options on Securities. Each Fund may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund. When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price. A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund will realize a profit or loss from a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund, may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying
securities  until an option is exercised or expires.       When a Fund writes an
option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

A Fund may purchase call and put options on any securities in which it may invest. A Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.
A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's holdings. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.
Each Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.


A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Funds enter into such options transactions under the general supervision of the Funds' Trustees.

Options on Securities Indices. In addition to options on securities, each Fund may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."


The International Equity Fund may, to the extent allowed by Federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although a Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Forward Foreign Currency Exchange Contracts. Because each Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, each Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Each Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time a poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

                                                  Rating Services

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in each Fund's Prospectus is set forth in the Appendix to this SAI.
                                              Investment Restrictions


The following investment restrictions are "fundamental policies" of each Fund and may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this SAI and the Prospectuses, means, with respect to a Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Fund) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Fund) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Fund). Whenever the Trust is requested to vote on a fundamental policy of the Fund, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.
         As a matter of fundamental policy, the Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same
investment  objective):           (1) borrow  money or mortgage  or  hypothecate
assets of the Fund, except that in an amount not to
                exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete the portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below (as an operating policy, the Fund may not engage in dollar-roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

                (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);


         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry; and


         (6)    issue any senior  security  (as that term is defined in the 1940
                Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.


Statutory Restrictions. In order to comply with certain statutes and regulatory policies, neither Fund will, as a matter of operating policy:

         (i) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         (ii) invest for the purpose of exercising control or management;


          (iii)purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) (except the Portfolio may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company;

         (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Trustees to be liquid);

         (v) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;


         (vi) with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer; and


         (vii) invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. ("NYSE") or the AMEX.


                Portfolio Transactions and Brokerage Commissions

The Adviser is  responsible  for decisions to buy and sell  securities,  futures contracts  and  options  on such  securities  and  futures  for each  Fund,  the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Fund, taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Funds may determine, the Adviser may consider sales of shares of the Funds and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing each Fund's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the management of the Funds that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

In certain instances there may be securities which are suitable for a Fund as well as for one or more of the Adviser's other clients. Investment decisions for a Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same Investment Manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

                             PERFORMANCE INFORMATION

                        Standard Performance Information

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Total return. A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results. Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Furthermore, total return does not reflect charges or deductions against a Contractowner's separate account. Accordingly, total return does not illustrate actual investment performance under a contract. Total return reflects the performance of both principal and income.


                         Comparison of Fund Performance

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following: Barron's, Business Week, Changing Times, The Kiplinger's Magazine, Consumer Digest, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women


                   VALUATION OF SECURITIES; REDEMPTION IN KIND Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not available are valued by Bankers under the supervision of the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)), which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the:

         type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

The Trust, on behalf of each Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                             MANAGEMENT OF THE FUNDS


The Board of Trustees of the Trust is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is One Exchange Place, Boston, Massachusetts.


                                    Trustees and Officers

                                       Position Held                       Principal Occupations
Name, Address and Age                  with the Trust                       During Past 5 Years
---------------------                  --------------          -            -------------------


Robert R. Coby, 46                        Trustee                         President of Lynch & Mayer, Inc., since
118 North Drive                                                           December 1996; Formerly President of
North Massapequa, NY 11758                                                Leadership Capital Inc. (1995-1996); Chief

                                                                          Operating Officer of CS First Boston
                                                                          Investment Management, Inc. (1994-1995);
                                                                          President of Blackhawk L.P. (1993-1994);
                                                                          Chief Financial Officer of Equitable Capital
                                                                          prior to February 1993.

Desmond G. Fitzgerald, 54                 Trustee                         Chairman of North American Properties Group
2015 West Main Street                                                     since January 1987.
Stamford, CT 06902


James S. Pasman, Jr., 67                  Trustee                         Retired; President and Chief Operations
29 The Trillium                                                           Officer of National Intergroup Inc.
Pittsburgh, PA 15238                                                      (1989-1991).


*William E. Small, 56                     Trustee and President           Independent Consultant (1996-present);
                                                                          Formerly Executive Vice President of First
                                                                          Data Investor Services Group Inc. ("Investor
                                                                          Services Group") (1993-1996).


Michael Kardok, 38                        Vice President and Treasurer    Vice President of Investor Services Group
                                                                          since May 1994; Vice President of The Boston
                                                                          Company Advisors Inc. prior to May 1994.


Elizabeth A. Russell, 35                  Vice President and Secretary    Counsel of Investor Services Group since
                                                                          1994; Assistant Vice President and Counsel,
                                                                          The Boston Company Advisors, Inc.
                                                                          (1993-1994).

Brigid O. Bieber, 37                      Vice President and Assistant    Counsel of Investor Services Group since
                                          Secretary                       1994; Vice President and Associate General
                                                                          Counsel, The Boston Company Advisors, Inc.
                                                                          (prior to May 1994).

Mr. Kardok, Msses. Bieber and Russell also hold similar positions for other investment companies for which First Data Distributors, an affiliate of Investor Services Group, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of First Data Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust typically pays its Trustees an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Trustee by the Trust for the fiscal year ended December 31, 1997, was as follows:

             (1)                        (2)                    (3)                     (4)                   (5)

                                                                                                            Total
                                                            Pension or                                  Compensation
                                                            Retirement              Estimated          from Registrant
                                     Aggregate           Benefits Accrued        Annual Benefits          and Fund
           Name of                  Compensation            as Part of           Upon Retirement           Complex
         Board Member                from Fund*          Fund's Expenses

Robert R. Coby                       $7,500                    N/A                     N/A                $7,500

Desmond G. FitzGerald                7,500$                    N/A                     N/A                $7,500

James S. Pasman, Jr.                 $7,500                    N/A                     N/A                $7,500

William E. Small                     $0                        N/A                     N/A                $0

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $669 for all Trustees as a group.

As of February 10, 1998, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of any Fund or the Trust (both series taken together).

                                                Investment Adviser

Under the terms of each Fund's investment management agreement with Bankers Trust (the "Management Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust, of which each Fund is a series. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Fund in accordance with the Fund's investment objectives, restrictions and policies;
(iii) make investment decisions for each Fund; (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Fund;
(v) oversee the administration of all aspects of the Trust's business and affairs; and (vi) supervise the performance of professional services provided by others.


Bankers Trust bears all expenses in connection with the performance of services under each Management Agreement. Each Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, FDDI or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Funds, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Funds, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law.


                        Administrator and Transfer Agent


Investor Services Group, One Exchange Place, Boston, Massachusetts 02109, serves as administrator of each Fund. As administrator, Investor Services Group is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of each Fund. Investor Services Group will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in Investor Services Group's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust; by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.
            As  compensation  for  Investor  Services  Group's  services  under the
Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceedng $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each fund of the Trust and one-time start-up fee for each fund of the Trust.
                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as custodian for each Fund. As custodian, it holds the Funds' assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investor Services Group serves as transfer agent of the Trust and of each Fund. Under its transfer agency agreement with the Trust, Investor Services Group maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by a Fund.

Bankers Trust and Investor Services Group may be reimbursed by the Funds for out-of-pocket expenses.


                                   Use of Name

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment manager to the Funds. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters


Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Funds contemplated by the Management Agreements and other activities for the Funds described in the Prospectuses and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Funds. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.


                       Counsel and Independent Accountants

Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and each Fund. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and each Fund.

                            ORGANIZATION OF THE TRUST

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants. Through its separate accounts the Companies are each Fund's sole stockholders of record, therefore under the 1940 Act, Companies owning 25% or more of a Fund's outstanding securities are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in a Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interest in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and
variable  life  insurance   policies.         Massachusetts  law  provides  that
shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust was organized on January 19, 1996.

                                    TAXATION

                              Taxation of the Funds

It is the intention of the Trust that each Fund elect to be treated as a regulated investment company and qualify annually under Subchapter M of the Code.


As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore, does not anticipate incurring a federal income tax liability.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify each Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.


To comply with regulations under Section 817(h) of the Code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contractowner's control of the investments of a separate account may cause the variable contractowner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contractowner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contractowner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

The foregoing is only a brief summary of important tax law provisions that affect the Funds. Other federal, state or local tax law provisions may also affect the Funds and their operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from a Fund should consult a qualified tax adviser.

                                  Distributions


All dividends and capital gains distributions paid by a Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that either Fund will pay any dividends or realize any capital gains. However, each Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. The offering memorandum for a Company's variable annuity or variable life insurance policies describes the frequency of distributions to Contractowners and the federal income tax treatment of distributions from such contracts to Contractowners.


                                 Sale of Shares

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


Shareholders will be notified annually as to the U.S. federal tax status of distributions.


                            Foreign Withholding Taxes

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               Backup Withholding


A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


                              Foreign Shareholders

The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                 Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

S&P's Commercial Paper Ratings

         A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Fitch Investors Service and Duff & Phelps Commercial Paper Ratings

         Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

         Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.
                                       A-1

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

         No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectuses, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


BT INSURANCE FUNDS TRUST

                              SMALL CAP INDEX FUND
                                 MARCH 24, 1998

         BT Insurance Funds Trust (the "Trust") is currently comprised of seven series: the Small Cap Index Fund (the "Fund") and six other series. The shares of the Fund are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Prospectus.

                                                 Table of Contents

         Risk Factors and Certain Securities and Investment Practices.....   2
         Performance Information..........................................  12
         Valuation of Securities; Redemption in Kind......................  13
         Management of the Trust..........................................  14
         Organization of the Trust......................................... 20
         Taxation.......................................................... 21
         Financial Statements.............................................. 23


Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment adviser of the Fund is Bankers Trust Company (the "Adviser" or "Bankers Trust"). The distributor of the Fund shares is First Data Distributors, Inc. (the
"Distributor"  or "First Data  Distributors").           The  Prospectus for the
Fund is dated March 24, 1998. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying offering memorandum. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund's Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

                              BANKERS TRUST COMPANY
                         Investment Adviser of the Fund

                         FIRST DATA DISTRIBUTORS, INC.,
                                   Distributor
                              4400 Computer Drive,
                              Westborough, MA 01581

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                              Investment Objective

         The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Practices

         The following is a discussion of the various investments of and techniques employed by the Fund:

         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Adviser will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and
(iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Lending of Portfolio Securities. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, the Distributor or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

         Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of: (i) short-term obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the export-import Bank.

         Equity Investments. The Fund may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial cash account, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

         Warrants. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible Securities. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts

         General. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments. When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities hedged will not be perfect and could produce unanticipated losses.

         Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities in the Fund. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

         Futures Contracts. The Fund may enter into securities index futures contracts. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         These investments will be made by the Fund solely for cash management purposes. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures related to the Russell 2000 Index.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         In addition, futures contracts entail risks. The Adviser believes that use of such contracts will benefit the Fund. The successful use of futures contracts, however, depends on the degree of correlation between the futures and securities markets.

         Options on Futures Contracts. The Fund may use stock index futures on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure. The Board of Trustees has adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         The Fund may purchase and write options on the futures contract described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. In anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         The Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         Options on Securities Indices. The Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although the Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Investment Restrictions

         The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of
(i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction (as an operating policy, the Funds may not engage in dollar roll transactions);

          (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or
              (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6)  issue any  senior  security  (as that term is  defined in the 1940
              Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

     (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (ii)        invest for the purpose of exercising control or management;

     (iii) purchase for the Fund securities of any investment company if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (as an operating policy, the Fund will not invest in another open-end registered investment company); or

     (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         The Fund will comply with the state securities laws and regulations of all states in which it is registered.

                Portfolio Transactions and Brokerage Commissions

         The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on fund transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain fund securities on behalf of the Fund are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Adviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the management of the Trust that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.
         For the period from August 25, 1997 through December 31, 1997, the Fund paid brokerage commissions in the amount of $11,148. The Fund's portfolio turnover rate for this period was 8%.
                             PERFORMANCE INFORMATION

                        Standard Performance Information

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Total Return: The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Furthermore, total return does not reflect charges or deductions against a Contractowner's separate account. Accordingly, total return does not illustrate the actual investment performance under a contract. Total return reflects the performance of both principal and income.

         For the period from commencement of operations on August 25, 1997 through December 31, 1997, the aggregate total return of the Fund was 5.10%.

                         Comparison of Fund Performance

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Barron's, Business Week, Changing Times, The Kiplinger's Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                   VALUATION OF SECURITIES; REDEMPTION IN KIND

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

         Securities for which market quotations are not available are valued by Bankers Trust under the supervision of the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Fund have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                             MANAGEMENT OF THE TRUST

         The Board of Trustees of the Trust is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is One Exchange Place, Boston, Massachusetts.




                                    Trustees and Officers

                                                                            Principal Occupations During
Name, Address and Age            Position Held with the Trust                      Past 5 Years
---------------------            ----------------------------                      ------------

Robert R. Coby, 46                      Trustee                            President of Lynch & Mayer, Inc., since
118 North Drive                                                            December 1996; Formerly President of
North Massapequa, NY 11758                                                 Leadership Capital Inc. (1995-1996);
                                                                           Chief Operating Officer of CS First
                                                                           Boston Investment Management, Inc.
                                                                           (1994-1995); President of Blackhawk
                                                                           L.P. (1993-1994); Chief Financial
                                                                           Officer of Equitable Capital prior to
                                                                           February 1993.

Desmond G. FitzGerald, 54               Trustee                            Chairman of North American Properties
2015 West Main Street                                                      Group since January 1987.
Stamford, CT 06902

James S. Pasman, Jr., 67                Trustee                            Retired; President and Chief Operations
29 The Trillium                                                            Officer of National Intergroup Inc.
Pittsburgh, PA 15238                                                       (1989-1991).


*William E. Small, 56                   Trustee and President              Independent Consultant (1996-present);
                                                                           Formerly Executive Vice President of
                                                                           First Data Investor Services Group Inc.
                                                                           ("Investor Services Group") (1993-1996).

Michael Kardok, 38                      Vice President and Treasurer       Vice President of First Data since May
                                                                           1994; Vice President of The Boston
                                                                           Company Advisors Inc. prior to May 1994.

Elizabeth Russell, 35                   Vice President and Secretary       Counsel of Investor Services Group
                                                                           since 1994; Assistant Vice President
                                                                           and Counsel, The Boston Company
                                                                           Advisors, Inc. (1993-1994).

Brigid O. Bieber, 37                    Vice President and Assistant       Counsel of Investor Services Group
                                        Secretary                          since 1994; Vice President and
                                                                           Associate General Counsel, The Boston
                                                                           Company Advisors, Inc. (prior to May
                                                                           1994).

Mr. Kardok, Msses. Bieber and Russell also hold similar positions for other investment companies for which First Data Distributors, an affiliate of Investor Services Group, or an affiliate serves as the principal underwriter.

         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of First Data Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.
         The Trust typically pays its Trustees an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Trustee by the Trust for the fiscal year ended December 31, 1997, was as follows:

             (1)                       (2)                   (3)                      (4)                    (5)

                                                    Pension or Retirement                             Total Compensation
                                                     Benefits Accrued as                             from Registrant and
                                    Aggregate              Part of             Estimated Annual          Fund Complex
           Name of                Compensation         Fund's Expenses             Benefits
         Board Member              from Fund*                                   Upon Retirement

Robert R. Coby                       $7,500                  N/A                      N/A                 $7,500

Desmond G. FitzGerald                $7,500                  N/A                      N/A                 $7,500

James S. Pasman, Jr.                 $7,500                  N/A                      N/A                 $7,500

William E. Small                     $0                      N/A                      N/A                 $0

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $669 for all Trustees as a group.

         As of February 10, 1998 the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

         The following persons are known by the Trust to own of record 5% or more of the Fund's shares outstanding on March 19, 1998:

                      Name and Address                                 Percentage Owned

           National Integrity Life Insurance Company                        5.78%
           515 West Market Street
           8th Floor
           Louisville, KY 40202

           Integrity Life Company                                           7.05%
           515 West Market Street
           8th Floor
           Louisville, KY  40202

           Travelers Life and Annuity Company                               19.51%
           One Tower Square
           Hartford, CT  06183

           Travelers Insurance Company                                      67.54%
           One Tower Square
           Hartford, CT  06183

         Through its separate accounts the Companies are the Fund's sole stockholders of record. Therefore, under the 1940 Act, Travelers Insurance Company, a Connecticut corporation and subsidiary of Travelers Group Inc., because it owns more than 25% of the outstanding voting securities of the Fund, is deemed to be in control of the Fund.
                               Investment Adviser

         Under the terms of the Fund's investment management agreement with Bankers Trust (the "Management Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objectives, restrictions and policies; (iii) make investment decisions for the Fund; (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund; (v) oversee the administration of all aspects of the Trust's business and affairs; and (vi) supervise the performance of professional services provided by others.

         Bankers Trust bears all expenses in connection with the performance of services under the Management Agreement. The Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, First Data Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; cost of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.
         For the period from inception of Fund operations on August 25, 1997 through December 31, 1997, Bankers Trust aggregated $13,629 in compensation for investment advisory services provided to the Fund. During the same period, Bankers Trust waived or reimbursed the Fund $110,002 to cover expenses. The Fund's prospectus contains additional disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees.
         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law.

                                  Administrator

         Investor Services Group, One Exchange Place, Boston, Massachusetts 02109, serves as administrator of the Fund. As administrator, Investor Services Group is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. Investor Services Group will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in Investor Services Group's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.
         As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each fund of the Trust and a one-time start-up fee for each fund of the Trust.
                                           Custodian and Transfer Agent

         Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as custodian for the Fund. As custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         Investor Services Group serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, Investor Services Group maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund.

         Bankers Trust and Investor Services Group may be reimbursed by the Fund for out-of-pocket expenses.

                                   Use of Name

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment manager to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the
Management Agreement and other activities for the Fund described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Fund. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Accountants

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Fund. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and the Fund.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.
         Although a Company owning 25% or more of the outstanding voting securities of the Fund is deemed under the 1940 Act to be in control of the Fund, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and variable life insurance policies.
         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         The Trust was organized on January 19, 1996.

                                    TAXATION

                              Taxation of the Funds

         The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

         As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains and, therefore, does not anticipate incurring Federal income tax liability.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

         To comply with regulations under Section 817(h) of the Code, the Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

         The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                                  Distributions

         All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. The offering memorandum for a Company's variable annuity or variable life insurance policies describes the frequency of distributions to Contractowners and the Federal income tax treatment of distributions from such contracts to Contractowners.

                                 Sale of Shares

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         Shareholders will be notified annually as to the U.S. Federal tax status of distributions.


                               Backup Withholding

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                                 Other Taxation

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is viable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund shareholders may be subject to state and local taxes on their fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                              FINANCIAL STATEMENTS

         The Trust's audited financial statements for the Fund contained in its annual report for the fiscal year ended December 31, 1997 are incorporated into this Statement of Additional Information by reference in their entirety.

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

         No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectuses, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


BT INSURANCE FUNDS TRUST

                            EAFE(R) EQUITY INDEX FUND
                                 MARCH 23, 1998

         BT Insurance Funds Trust (the "Trust") is currently comprised of seven series: the EAFE(R) Equity Index Fund (the "Fund") and six other series. The shares of the Fund are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Prospectus.

                                                 Table of Contents

         Risk Factors and Certain Securities and Investment Practices.....   2
         Performance Information..........................................  16
         Valuation of Securities; Redemption in Kind......................  17
         Management of the Trust..........................................  18
         Organization of the Trust........................................  22
         Taxation.........................................................  23
         Financial Statements.............................................  25


Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment adviser of the Fund is Bankers Trust Company (the "Adviser" or "Bankers Trust"). The distributor of the Fund shares is First Data Distributors, Inc. (the
"Distributor"  or "First Data  Distributors").           The  Prospectus for the
Fund is dated March 23, 1998. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying offering memorandum. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund's Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.
                              BANKERS TRUST COMPANY
                         Investment Adviser of the Fund

                         FIRST DATA DISTRIBUTORS, INC.,
                                   Distributor
                              4400 Computer Drive,
                              Westborough, MA 01581

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                              Investment Objective

         The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Practices

         The following is a discussion of the various investments of and techniques employed by the Fund:

         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Adviser will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and
(iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Lending of Portfolio Securities. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, the Distributor or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

         Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S dollars or in foreign currencies.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the export-import Bank.

         Equity Investments. The Fund may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial cash account, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

         Warrants. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible Securities. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.
         Foreign Securities: Special Considerations Concerning the Pacific Basin. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.
    The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect
upon the  securities  markets of the Asian  countries.           The  securities
markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of may issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Fund. Similarly, volume and liquidity in the bond markets in Asia are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. The Fund's inability to dispose fully and promptly of position in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Asian securities markets are susceptible to being influenced by large investors
trading  significant  blocks of  securities.           Many  stock  markets  are
undergoing a period of growth and change may result in trading volatility and difficulties in the settlement and recording of transactions, and in
interpreting  and applying the relevant law and  regulations.           The Fund
invests in securities denominated in currencies of Asian countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated
in those currencies.      Futures Contracts and Options on Futures Contracts

         General. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments. When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased. Successful use of futures to hedge against foreign exchange risk depends on the Adviser's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Fund. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

         Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of foreign currencies or contracts based on the EAFE Index. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         In addition, futures contracts entail risks. The Adviser believes that use of such contracts will benefit the Fund. The successful use of futures contracts, however, depends on the degree of correlation between the futures and securities markets.

         Options on Futures Contracts. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by its pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. In anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involved less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.
         .........
         The Board of Trustees has also adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         Additional Risks of Options on Futures Contracts and Forward Contracts. Unlike transactions entered into by the Fund in futures contracts, forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers.

         The Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         Futures contracts, options on futures contracts and forward contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

         Options on Securities Indices. The Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although the Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

         Forward Foreign Currency Exchange Contracts. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

         A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of cash and liquid portfolio assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

         The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge its assets.

Investment Restrictions

         The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction (as an operating policy, the Funds may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or
              (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6)  issue any  senior  security  (as that term is  defined in the 1940
              Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

     (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (ii)        invest for the purpose of exercising control or management;


     (iii) purchase for the Fund securities of any investment company if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (as an operating policy, the Fund will not invest in another open-end registered investment company); or

     (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         The Fund will comply with the state securities laws and regulations of all states in which it is registered.

                Portfolio Transactions and Brokerage Commissions

         The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on fund transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain fund securities on behalf of the Fund are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Adviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the management of the Trust that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.
         For the period from August 22, 1997 through December 31, 1997 the Fund paid brokerage commissions in the amount of $24,396. The Fund's portfolio turnover rate for this period was less than 1%.
                             PERFORMANCE INFORMATION

                        Standard Performance Information

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Total Return: The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Furthermore, total return does not reflect charges or deductions against a Contractowner's separate account. Accordingly, total return does not illustrate actual investment performance under a contract. Total return reflects the performance of both principal and income.

         For the period from commencement of operations on August 22, 1997 through December 31, 1997, the aggregate total return of the Fund was (6.60%).

                         Comparison of Fund Performance

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                   VALUATION OF SECURITIES; REDEMPTION IN KIND

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

         Securities for which market quotations are not available are valued by Bankers Trust under the supervision of the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Fund have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                             MANAGEMENT OF THE TRUST

         The Board of Trustees of the Trust is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is One Exchange Place, Boston,
Massachusetts.

                                   Trustees and Officers

                                                                             Principal Occupations During
Name, Address and Age           Position Held with the Trust                         Past 5 Years
---------------------             ----------------------------                        ------------

Robert R. Coby, 46                       Trustee                           President of Lynch & Mayer, Inc., since
118 North Drive                                                            December 1996; Formerly President of
North Massapequa, NY 11758                                                 Leadership Capital Inc. (1995-1996);
                                                                           Chief Operating Officer of CS First
                                                                           Boston Investment Management, Inc.
                                                                           (1994-1995); President of Blackhawk
                                                                           L.P. (1993-1994); Chief Financial
                                                                           Officer of Equitable Capital prior to
                                                                           February 1993.

Desmond G. FitzGerald, 54                Trustee                           Chairman of North American Properties
2015 West Main Street                                                      Group since January 1987.
Stamford, CT 06902

James S. Pasman, Jr., 67                 Trustee                           Retired; President and Chief Operations
29 The Trillium                                                            Officer of National Intergroup Inc.
Pittsburgh, PA 15238                                                       (1989-1991).


*William E. Small, 56                    Trustee and President             Independent Consultant (1996-present);
                                                                           Formerly Executive Vice President of
                                                                           First Data Investor Services Group Inc.
                                                                           ("Investor Services Group") (1993-1996).

Michael Kardok, 38                       Vice President and Treasurer      Vice President of Investor Services
                                                                           Group since May 1994; Vice President of
                                                                           The Boston Company Advisors Inc. prior
                                                                           to May 1994.

Elizabeth A. Russell, 35                 Vice President and Secretary      Counsel of Investor Services Group
                                                                           since 1994; Assistant Vice President
                                                                           and Counsel, The Boston Company
                                                                           Advisors, Inc. (1993-1994).

Brigid O. Bieber, 37                     Vice President and Assistant      Counsel of Investor Services Group
                                         Secretary                         since 1994; Vice President and
                                                                           Associate General Counsel, The Boston
                                                                           Company Advisors, Inc. (prior to May
                                                                           1994).

Mr. Kardok and Msses. Bieber and Russell also hold similar positions for other investment companies for which First Data Distributors, an affiliate of Investor Service Group, or an affiliate serves as the principal underwriter.

         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of First Data Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.
         The Trust typically pays its Trustees an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Trustee by the Trust for the fiscal year ended December 31, 1997, was as follows:

             (1)                        (2)                    (3)                     (4)                   (5)

                                                                                                            Total
                                                            Pension or                                  Compensation
                                                            Retirement              Estimated          from Registrant
                                     Aggregate           Benefits Accrued        Annual Benefits          and Fund
           Name of                  Compensation            as Part of           Upon Retirement           Complex
         Board Member                from Fund*          Fund's Expenses

Robert R. Coby                       $7,500                    N/A                     N/A                $7,500

Desmond G. FitzGerald                $7,500                    N/A                     N/A                $7,500

James S. Pasman, Jr.                 $7,500                    N/A                     N/A                $7,500

William E. Small                     $0                        N/A                     N/A                $0

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $669 for all Trustees as a group.

    As of February 10, 1998, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

          The following persons are known by the Trust to own of record 5% or more of the Fund's shares outstanding on March 19, 1998:

             Name and Address                                 Percentage Owned

         Travelers Insurance Company                               93.77%
         One Tower Square
         Hartford, CT  06183

Through its separate accounts, the Companies are the Fund's sole stockholders of record. Therefore, under the 1940 Act, Travelers Insurance Company, a Connecticut corporation and subsidiary of Travelers Group, Inc. because it owns more than 25% of the outstanding voting securities of the Fund, is deemed to be in control of the Fund.

                               Investment Adviser

         Under the terms of the Fund's investment management agreement with Bankers Trust (the "Management Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objectives, restrictions and policies; (iii) make investment decisions for the Fund; (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund; (v) oversee the administration of all aspects of the Trust's business and affairs; and (vi) supervise the performance of professional services provided by others.

         Bankers Trust bears all expenses in connection with the performance of services under the Management Agreement. The Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, First Data Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; cost of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.
         For the period from inception of Fund operations on August 22, 1997 through December 31, 1997, Bankers Trust aggregated $23,060 in compensation for investment advisory services provided to the Fund. During the same period, Bankers Trust waived or reimbursed the Fund $107,853 to cover expenses. The Fund's prospectus contains additional disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees.
         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law.

                                  Administrator

         Investor Services Group, One Exchange Place, Boston, Massachusetts 02109, serves as administrator of the Fund. As administrator, Investor Services Group is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. Investor Services Group will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in Investor Services Group's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of 0.02% of the Trust's monthly average net assets not exceeding $2 billion, 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each fund of the Trust and a one-time start-up fee for each fund of the Trust.

                          Custodian and Transfer Agent

         Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as custodian for the Fund. As custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         Investor Services Group serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, Investor Services Group maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund.

         Bankers Trust and Investor Services Group may be reimbursed by the Fund for out-of-pocket expenses.

                                   Use of Name

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment manager to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the
Management Agreement and other activities for the Fund described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Fund. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Accountants

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Fund. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and the Fund.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.
         Although a Company owning 25% or more of the outstanding voting securities of the Fund is deemed under the 1940 Act to be in control of the Fund, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for a investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interest in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and variable life insurance policies.
         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         The Trust was organized on January 19, 1996.

                                    TAXATION

                              Taxation of the Funds

         The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

         As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains and, therefore, does not anticipate incurring Federal income tax liability.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

         To comply with regulations under Section 817(h) of the Code, the Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

         The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                                  Distributions

         All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends to realize any capital gains. However, the Fund currently intents to pay dividends and capital gains distributions, if any, on an annual basis. The offering memorandum for a Company's variable annuity or variable life insurance policies describes the frequency of distributions to Contractowners and the Federal income tax treatment of distributions from such contracts to Contractowners.

                                 Sale of Shares

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                            Foreign Withholding Taxes

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               Backup Withholding

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                                 Other Taxation

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is viable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund shareholders may be subject to state and local taxes on their fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                              FINANCIAL STATEMENTS

         The Trust's audited financial statements for the Fund contained in its annual report for the fiscal year ended December 31, 1997 are incorporated into this Statement of Additional Information by reference in their entirety.

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

         No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectuses, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


BT INSURANCE FUNDS TRUST

                              EQUITY 500 INDEX FUND
                                 MARCH 24, 1998

         BT Insurance Funds Trust (the "Trust") is currently comprised of seven series: the Equity 500 Index Fund (the "Fund") and six other series. The shares of the Fund are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Prospectus.

                                                 Table of Contents

         Risk Factors and Certain Securities and Investment Practices....     2
         Performance Information.........................................    12
         Valuation of Securities; Redemption in Kind.....................    13
         Management of the Trust.........................................    14
         Organization of the Trust.......................................    20
         Taxation........................................................    21
         Financial Statements............................................    23


Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment adviser of the Fund is Bankers Trust Company (the "Adviser" or "Bankers Trust"). The distributor of the Fund shares is First Data Distributors, Inc. (the
"Distributor"  or "First Data  Distributors").           The  Prospectus for the
Fund is dated March 24, 1998. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying offering memorandum. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund's Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.
                              BANKERS TRUST COMPANY
                         Investment Adviser of the Fund

                         FIRST DATA DISTRIBUTORS, INC.,
                                   Distributor
                               4400 Computer Drive
                             Westborough, MA 01581.

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                              Investment Objective

         The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Practices

         The following is a discussion of the various investments of and techniques employed by the Fund:

         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Adviser will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and
(iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Lending of Portfolio Securities. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, the Distributor or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

         Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of: (i) short-term obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the export-import Bank.

         Equity Investments. The Fund may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial cash account, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

         Warrants. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible Securities. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts

         General. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments. When futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

         Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities in the Fund. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.

         Futures Contracts. The Fund may enter into securities index futures contracts. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. These investments will be made by the Fund solely for cash management purposes. Such investments will be made only if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures related to the Standard & Poor's 500 Composite Stock Price Index.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. The Adviser believes that use of such contracts will benefit the Fund. The successful use of futures contracts, however, depends on the degree of correlation between the futures and securities markets.

         Options on Futures Contracts. The Fund may use stock index futures on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure. The Board of Trustees has adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. In anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.

         Options on Securities Indices. The Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although the Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Investment Restrictions

         The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of
(i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction (as an operating policy, the Funds may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or
              (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6)  issue any  senior  security  (as that term is  defined in the 1940
              Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

     (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (ii)        invest for the purpose of exercising control or management;

     (iii) purchase for the Fund securities of any investment company if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (as an operating policy, the Fund will not invest in another open-end registered investment company); or

     (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         The Fund will comply with the state securities laws and regulations of all states in which it is registered.

                Portfolio Transactions and Brokerage Commissions

         The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on fund transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain fund securities on behalf of the Fund are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Adviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the management of the Trust that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.
         For the period from October 1, 1997 through December 31, 1997 the Fund paid brokerage commissions in the amount of $1,075. The Fund portfolio turnover rate for this period was 7%.
                             PERFORMANCE INFORMATION

                        Standard Performance Information

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Total return: The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Furthermore, total return does not reflect charges or deductions against a Contractowner's separate account. Accordingly, total return does not illustrate actual investment performance under a contract. Total return reflects the performance of both principal and income.

                  For the period from commencement of operations on October 1, 1997 through December 31, 1997, the aggregate total return of the Fund was 1.90%.
                         Comparison of Fund Performance

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Barron's, Business Week, Changing Times, The Kiplinger's Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                   VALUATION OF SECURITIES; REDEMPTION IN KIND

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

         Securities for which market quotations are not available are valued by Bankers Trust under the supervision of the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Fund have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                             MANAGEMENT OF THE TRUST

         The Board of Trustees of the Trust is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is One Exchange Place, Boston, Massachusetts.


                                        Trustees and Officers

                                                                              Principal Occupations During
Name, Address and Age               Position Held with the Trust                    Past 5 Years
---------------------               ----------------------------                    ------------
Robert R. Coby, 46                       Trustee                           President of Lynch & Mayer, Inc., since
118 North Drive                                                            December 1996; Formerly President of
North Massapequa, NY 11758                                                 Leadership Capital Inc. (1995-1996);
                                                                           Chief Operating Officer of CS First
                                                                           Boston Investment Management, Inc.
                                                                           (1994-1995); President of Blackhawk
                                                                           L.P. (1993-1994); Chief Financial
                                                                           Officer of Equitable Capital prior to
                                                                           February 1993.

Desmond G. FitzGerald, 54                Trustee                           Chairman of North American Properties
2015 West Main Street                                                      Group since January 1987.
Stamford, CT 06902

James S. Pasman, Jr., 67                 Trustee                           Retired; President and Chief Operations
29 The Trillium                                                            Officer of National Intergroup Inc.
Pittsburgh, PA 15238                                                       (1989-1991).

                                                                           Independent Consultant (1996-present);
*William E. Small, 56                    Trustee and President             Formerly Executive Vice President of
                                                                           First Data Investor Services Group Inc.
                                                                           ("Investor Service Group") (1993-1996).

Michael Kardok, 38                       Vice President and Treasurer      Vice President of First Data since May
                                                                           1994; Vice President of The Boston
                                                                           Company Advisors Inc. prior to May 1994.

Elizabeth A. Russell, 35                 Vice President and Secretary      Counsel of Investor Service Group since
                                                                           1994; Assistant Vice President and
                                                                           Counsel, The Boston Company Advisors,
                                                                           Inc. (1993-1994).

Brigid O. Bieber, 37                     Vice President and Assistant      Counsel of Investor Services Group
                                         Secretary                         since 1994; Vice President and
                                                                           Associate General Counsel, The Boston
                                                                           Company Advisors, Inc.(prior to May
                                                                           1994).

Mr. Kardok, Msses. Bieber and Russell also hold similar positions for other investment companies for which First Data Distributors, an affiliate of Investor Services Group, or an affiliate serves as the principal underwriter.

         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of First Data Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.
         The Trust typically pays its Trustees an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Trustee by the Trust for the fiscal year ended December 31, 1997, was as follows:

             (1)                        (2)                    (3)                     (4)                   (5)

                                                                                                            Total
                                                            Pension or                                  Compensation
                                                            Retirement              Estimated          from Registrant
                                     Aggregate           Benefits Accrued        Annual Benefits          and Fund
           Name of                  Compensation            as Part of           Upon Retirement           Complex
         Board Member                from Fund*          Fund's Expenses

Robert R. Coby                       $7,500                    N/A                     N/A                $7,500

Desmond G. FitzGerald                $7,500                    N/A                     N/A                $7,500

James S. Pasman, Jr.                 $7,500                    N/A                     N/A                $7,500

William E. Small                     $0                        N/A                     N/A                $0



* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $669 for all Trustees as a group.

         As of February 10, 1998 the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

The following persons are known by the Trust to own of record 5% or more of the Fund's shares outstanding on March 19, 1998:


             Name and Address                                              Percentage Owned

           Integrity Life Company                                                 80.48%
           515 West Market Street
           8th Floor
           Louisville, KY  40202

           National Integrity Life Insurance Company                              15.50%
           515 West Market Street
           8th Floor
           Louisville, KY  40202


         Through its separate accounts the Companies are the Fund's sole stockholders of record. Therefore, under the 1940 Act, Integrity Life Company, an Ohio company and subsidiary of Arm Financial Group, Inc., because it owns more than 25% of the outstanding voting securities of the Fund, is deemed to be in control of the Fund.
                               Investment Adviser

         Under the terms of the Fund's investment management agreement with Bankers Trust (the "Management Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objectives, restrictions and policies; (iii) make investment decisions for the Fund; (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund; (v) oversee the administration of all aspects of the Trust's business and affairs; and (vi) supervise the performance of professional services provided by others.

         Bankers Trust bears all expenses in connection with the performance of services under the Management Agreement. The Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, First Data Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; cost of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.
         For the period from inception of Fund operation on October 1, 1997 through December 31, 1997, Bankers Trust aggregated $5,294 in compensation for investment advisory services provided to the Fund. During the same period, Bankers Trust waived or reimbursed the Fund $65,771 to cover expenses. The Fund's prospectus contains additional disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees.
         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law.

                                  Administrator

         Investor Services Group, One Exchange Place, Boston, Massachusetts 02109, serves as administrator of the Fund. As administrator, Investor Service Group is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. Investor Services Group will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in Investor Services Group's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.
         As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of 0.02% of the Trust's monthly average net assets up to aggregate not exceeding $2 billion, 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion. In addition, the Trust has agreed to pay Investor Services Group a flat fee of $70,000 per year for each Fund of the Trust.

                          Custodian and Transfer Agent

         Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as custodian for the Fund. As custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         Investor Services Group serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, Investor Services Group maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund.

         Bankers Trust and Investor Services Group may be reimbursed by the Fund for out-of-pocket expenses.

                                   Use of Name

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment manager to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters

         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the
Management Agreement and other activities for the Fund described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Fund. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Accountants

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Fund. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and the Fund.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.
         Although a Company owning 25% or more of the outstanding voting securities of the Fund is deemed under the 1940 Act to be in control of the Fund, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for a investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interest in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and variable life insurance policies.
         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         The Trust was organized on January 19, 1996.

                                    TAXATION

                              Taxation of the Funds

         The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

         As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains and, therefore, does not anticipate incurring Federal income tax liability.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

         To comply with regulations under Section 817(h) of the Code, the Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

         The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                                  Distributions

         All dividends and capital distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. The offering memorandum for a Company's variable annuity or variable life insurance policies describes the frequency of distributions to Contractowners and the Federal income tax treatment of distributions from such contracts to Contractowners.

                                 Sale of Shares

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         Shareholders will be notified annually as to the U.S. Federal tax status of distributions.

                               Backup Withholding

         The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                                 Other Taxation

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is viable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund shareholders may be subject to state and local taxes on their fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                              FINANCIAL STATEMENTS

         The Trust's audited financial statements for the Fund contained in its annual report for the fiscal year ended December 31, 1997 are incorporated into this Statement of Additional Information by reference in their entirety.

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER


         No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectuses, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

BT INSURANCE FUNDS TRUST

                              U. S. BOND INDEX FUND
                                 MARCH 24, 1998


         BT Insurance Funds Trust (the "Trust") is currently comprised of seven series: the U.S. Bond Index Fund (the "Fund") and six other series. The shares of the Fund are described herein. Capitalized terms not otherwise defined herein shall have the same meaning as in the Prospectus.

                                Table of Contents

         Risk Factors and Certain Securities and Investment Practices.......  2
         Performance Information............................................ 20
         Valuation of Securities; Redemption in Kind........................ 21
         Management of the Trust............................................ 22
         Organization of the Trust.......................................... 27
         Taxation........................................................... 27


Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies"). The investment adviser of the Fund is Bankers Trust Company (the "Adviser" or "Bankers Trust"). The distributor of the Fund shares is First Data Distributors, Inc. (the
"Distributor"  or "First Data  Distributors").           The  Prospectus for the
Fund is dated March 24, 1998. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling your insurance company's Customer Service Center at the telephone number shown in the accompanying offering memorandum. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund's Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.
                              BANKERS TRUST COMPANY
                         Investment Adviser of the Fund

                         FIRST DATA DISTRIBUTORS, INC.,
                                   Distributor
                              4400 Computer Drive,
                             Westborough, MA 01581.

          RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

                              Investment Objective

         The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Practices

         The following is a discussion of the various investments of and techniques employed by the Fund:

         Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Adviser will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and
(iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


         Lending of Portfolio Securities. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, the Distributor or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

         Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of: (i) short-term obligations of sovereign
governments,  their  agencies,   instrumentalities,   authorities  or  political
subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Rating Service ("S&P") or Aa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and
(v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.


         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Fund's custodian a segregated account with liquid assets, consisting of cash, U.S. Government Securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation ("FHLMC") and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit Banks and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         Swap Agreements. Swap agreements are contracts entered into by two parties, primarily institutional investors, for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government Securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio.

         The successful use of swap agreements will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (the "CFTC") effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which includes the following, provided the participant's total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, as amended (the "1940 Act"), commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant or natural person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a "safe harbor" for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (i) have individually tailored terms; (ii) lack exchange style offset and the use of a clearing organization or margin system; (iii) are undertaken in conjunction with a line of business; and (iv) are not marketed to the public.


         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial cash account, U.S. government obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

         Warrants. Warrants entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible Securities. Convertible securities may be a debt security or preferred stock which may be converted into common stock or carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

         Ginnie Mae Certificates. The Government National Mortgage Association ("Ginnie Mae") is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any Ginnie Mae guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         The Ginnie Mae Certificates in which the Fund will invest will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate graduated payment mortgage loans; (iii) fixed-rate growing equity mortgage loans; (iv) fixed-rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily  residential  properties  under  construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.


         Fannie Mae Certificates. The Federal National Mortgage Association ("FNMA") ("Fannie Mae") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. government.


         Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate growing equity mortgage loans; (iii) fixed-rate graduated payment mortgage loans; (iv) variable rate mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed-rate and adjustable mortgage loans secured by multifamily projects.

         Freddie Mac Certificates. The FHLMC ("Freddie Mac") is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

         Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

         Adjustable Rate Mortgages - Interest Rate Indices. Adjustable rate mortgages in which the Fund invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the "FHLB Eleventh District") that are member institutions of the Federal Home Loan Bank of San Francisco (the "FHLB of San Francisco"), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

         A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

         LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

         Asset-Backed Securities. The asset-backed securities in which the Fund may invest are limited to those which are readily marketable, dollar-denominated and rated BBB or higher by S&P or Baa or higher by Moody's. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Mortgage-Backed Securities and Asset-Backed Securities Types of Credit Support. The mortgage-backed securities in which the Fund may invest are limited to those relating to residential mortgages. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities," creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of SAI is anticipated could adversely affect the return on an investment in such a security.

         Stripped Mortgage-Backed Securities. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

Futures Contracts and Options on Futures Contracts

         General. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         Successful use of the futures contract and related options are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Fund. Successful use of futures or options contracts is further dependent on Bankers Trust's ability to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices are subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying securities above the options exercise price.


         Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices including any index of U.S. Government Securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes, Ginnie Mae modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The purpose of the acquisition or sale of a futures contract, in the case of the Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. To the extent the Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund, with respect to such futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Fund, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Options on Futures Contracts. The Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

         The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The Board of Trustees of the Trust has also adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         Options on Securities. The Fund may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

         When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

         When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

         The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund, may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

         When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

         The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

         The Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         The Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Funds' Trustees.

         Options on Securities Indices. The Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indices entail certain risks. The absence of a liquid secondary market to close out options positions on securities indices may occur, although the Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Investment Restrictions

         The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below (as an operating policy, the Fund may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);


         (5) concentrate its investments in any particular industry (excluding U.S. Government Securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry; and

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

         (7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in U.S. Government Securities.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not:

 (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

 (ii) sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange (This provision does not include the sale of securities where the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (the Fund has no current intention to engage in short selling); (iii) invest for the purpose of exercising control or management;

     (iv) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) (except the Fund may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC)to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) (except the Fund may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC)to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, the Fund will not invest in another open-end registered investment company);

(v) invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's Board of Trustees);

(vi) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal;

(vii) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States stock exchange, to the extent permitted by applicable state securities laws;

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         The Fund will comply with the state securities laws and regulations of all states in which it is registered.

                Portfolio Transactions and Brokerage Commissions

         The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on fund transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain fund securities on behalf of the Fund are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the management of the Trust that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

                             PERFORMANCE INFORMATION

                        Standard Performance Information

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

         Yield: Yields for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Total Return: The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         Performance Results: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Furthermore, total return does not reflect charges or deductions against a Contractowner's separate account. Accordingly, total return does not illustrate the actual investment performance under a contract. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

         Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Barron's, Business Week, Changing Times, The Kiplinger's Magazine, Consumer Digest, Financial World, Forbes, Fortune, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, Value Line, Wall Street Journal, Weisenberger Investment Companies Services and Working Women.

                   VALUATION OF SECURITIES; REDEMPTION IN KIND

         Debt securities (other than short-term debt obligations maturing in 60 days or less), including securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

         Securities for which market quotations are not available are valued by Bankers under the supervision of the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

         The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Fund will value such securities based upon all relevant factors as outlined in FRR 1.

         The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to the Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                             MANAGEMENT OF THE TRUST

         The Board of Trustees of the Trust is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is One Exchange Place, Boston,
Massachusetts.
                                        Trustees and Officers

                                                                             Principal Occupations During
Name, Address and Age              Position Held with the Trust                   Past 5 Years
---------------------              ----------------------------                   ------------

Robert R. Coby, 46                      Trustee                            President of Lynch & Mayer, Inc., since
118 North Drive                                                            December 1996; Formerly President of
North Massapequa, NY 11758                                                 Leadership Capital Inc. (1995-1996);
                                                                           Chief Operating Officer of CS First
                                                                           Boston Investment Management, Inc.
                                                                           (1994-1995); President of Blackhawk
                                                                           L.P. (1993-1994); Chief Financial
                                                                           Officer of Equitable Capital prior to
                                                                           February 1993.

Desmond G. FitzGerald, 54               Trustee                            Chairman of North American Properties
2015 West Main Street                                                      Group since January 1987.
Stamford, CT 06902

James S. Pasman, Jr., 67                Trustee                            Retired; President and Chief Operations
29 The Trillium                                                            Officer of National Intergroup Inc.
Pittsburgh, PA 15238                                                       (1989-1991).


*William E. Small, 56                   Trustee and President              Independent Consultant (1996-present);
                                                                           Formerly Executive Vice President of
                                                                           First Data Investor Services Group Inc.
                                                                           ("Investor Services Group") (1993-1996).

Michael Kardok, 38                      Vice President and Treasurer       Vice President of First Data since May
                                                                           1994; Vice President of The Boston
                                                                           Company Advisors Inc. prior to May 1994.

Elizabeth Russell, 35                   Vice President and Secretary       Counsel of Investor Services Group
                                                                           since 1994; Assistant Vice President
                                                                           and Counsel, The Boston Company
                                                                           Advisors, Inc. (1993-1994).

Brigid O. Bieber, 37                    Vice President and Assistant       Counsel of Investor Services Group
                                        Secretary                          since 1994; Vice President and
                                                                           Associate General Counsel, The Boston
                                                                           Company Advisors, Inc. (prior to May
                                                                           1994).

Mr. Kardok, Msses. Bieber and Russell also hold similar positions for other investment companies for which First Data Distributors, an affiliate of Investor Service Group, or an affiliate serves as the principal underwriter.

         No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of First Data Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

    The Trust typically pays its Trustees an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Trustee by the Trust for the fiscal year ended December 31, 1997, was as follows:

             (1)                        (2)                    (3)                     (4)                   (5)

                                                                                                            Total
                                                            Pension or                                  Compensation
                                                            Retirement              Estimated          from Registrant
                                     Aggregate           Benefits Accrued        Annual Benefits          and Fund
           Name of                  Compensation            as Part of           Upon Retirement           Complex
         Board Member                from Fund*          Fund's Expenses

Robert R. Coby                       $7,500                    N/A                     N/A                $7,500

Desmond G. FitzGerald                $7,500                    N/A                     N/A                $7,500

James S. Pasman, Jr.                 $7,500                    N/A                     N/A                $7,500

William E. Small                     $0                        N/A                     N/A                $0

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $669 for all Trustees as a group.

         As of February 10, 1998 the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).
                               Investment Adviser

         Under the terms of the Fund's investment management agreement with Bankers Trust (the "Management Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objectives, restrictions and policies; (iii) make investment decisions for the Fund; (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund; (v) oversee the administration of all aspects of the Trust's business and affairs; and (vi) supervise the performance of professional services provided by others.

         Bankers Trust bears all expenses in connection with the performance of services under the Management Agreement. The Fund bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, First Data Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; cost of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.

         Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust, in making its investment decisions, does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates, and in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.
         The Fund's prospectus contains additional disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees.


         Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law.

                                  Administrator


         Investor Services Group, One Exchange Place, Boston, Massachusetts 02109, serves as administrator of the Fund. As administrator, Investor Services Group is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. Investor Services Group will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in Investor Services Group's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.
         As compensation for Investor Services Group's services under the Administration Agreement, Investor Services Group is entitled to receive from the Fund a monthly administration fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $5 billion; and 0.0075% of the Trust's monthly average net assets exceeding $5 billion, in addition to a flat fee of $70,000 per year for each fund of the Trust and a one-time start-up fee for each fund of the Trust.

                          Custodian and Transfer Agent

         Bankers Trust serves as custodian for the Fund. As custodian, it holds the Fund's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         Investor Services Group serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, Investor Services Group maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund.

         Bankers Trust and Investor Services Group may be reimbursed by the Fund for out-of-pocket expenses.

                                   Use of Name

         The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment manager to the Fund. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

         The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           Banking Regulatory Matters


         Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the Management Agreement and other activities for the Fund described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Fund. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       Counsel and Independent Accountants

         Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Fund. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, acts as independent accountants of the Trust and the Fund.

                            ORGANIZATION OF THE TRUST

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.
         Through its separate accounts the Companies are the Fund's sole stockholders of record, so under the 1940 Act, Companies owning 25% or more of a Fund's outstanding securities are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for a investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the offering memoranda for its variable annuities and variable life insurance policies.
         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         The Trust was organized on January 19, 1996.

                                    TAXATION

                              Taxation of the Fund


         The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

         As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders, that is, the Companies' separate accounts. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a federal income tax liability.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The offering memoranda for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.


         To comply with regulations under Section 817(h) of the Code, the Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

         The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                                  Distributions


         All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. The offering memorandum for a Company's variable annuity or variable life insurance policies describes the frequency of distributions to Contractowners and the federal income tax treatment of distributions from such contracts to Contractowners.


                                 Sale of Shares

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


 Shareholders will be notified annually as to the U.S. federal tax status of distributions.


                               Backup Withholding


         The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

                                 Other Taxation

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund shareholders may be subject to state and local taxes on their fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                         Investment Adviser of the Fund
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                          FIRST DATA DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

         No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectuses, the SAI or the Trust's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                        PART C. OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

              (a)     Financial Statements:

                      Included in Part A

                           Financial Highlights
                           (Small Cap Index Fund, EAFE(R) Equity Index Fund and Equity 500 Index Fund)

                      Included in Part B

                           The Registrant's Annual Report for the fiscal year ended December 31, 1997 and the Report of Independent Auditors, are incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) on March 10, 1998
              (b)     Exhibits:

                Exhibit
                Number              Description

                  1 Declaration of Trust is hereby incorporated by reference to the initial Registration Statement filed with the Securities and Exchange Commission via EDGAR on January 26, 1996.

                    2 The Registrant's By-Laws are incorporated by reference to Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on September 18, 1996.

                  3                 Not Applicable.

                  4                 Not Applicable.

                  5(a) The form of Investment Management Agreement between Managed Assets Fund and Bankers
                                    Trust Company is  incorporated  by reference
                                    to Amendment No. 1 filed with the Securities
                                    and   Exchange   Commission   via  EDGAR  on
                                    September 18, 1996.

                   (b) The form of Investment Management Agreement between Small Cap Index Fund and International Equity Fund and Bankers Trust Company is incorporated by reference to Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on September 20, 1996.

                Exhibit
                NumberDescription

                   (c) The form of Investment Management Agreement between Small Cap Index Fund, Equity 500 Index Fund and EAFE(R) Equity Index Fund and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on November 22, 1996.

                  (d) The form of Investment Management Agreement between U.S. Bond Index Fund and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission via EDGAR on July 18, 1997.

                    6 The form of Distribution Agreement between Registrant and 440 Financial Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on September 20, 1996.
                  7                 Not Applicable.

                  8 The Custodian Agreement between Registrant and Bankers Trust Company is incorporated by reference to Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on September 18, 1996.

                  9(a) The form of Transfer Agency Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on September 18, 1996.

                   (b) The form of Administration Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on September 20, 1996.

                  10                Not Applicable.

                     11(a) Consent of Independent Auditors is filed herewith.

                  11(b) Powers of Attorney is incorporated by reference to Post-Effective
                                    Amendment No. 3 filed with the Securities and Exchange Commission via
                                    EDGAR on August 20, 1997.

                  12                Not Applicable.

                Exhibit
                NumberDescription

                  13(a) The form of Purchase Agreement relating to Initial Capital is
                                    incorporated   by  reference  to  Amendment
                                    No.  1  filed  with  the
                                    Securities and Exchange Commission via EDGAR on September 18, 1996.

                    (b) The form of Purchase Agreement relating to Small Cap Fund and International Equity Fund is incorporated by reference to Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on September 20, 1996.

                    (c) The form of Purchase Agreement relating to Small Cap Index Fund, EAFE(R) Equity Index Fund and Equity 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission via EDGAR on November 22, 1996.

                    (d) The form of Purchase Agreement relating to the U.S. Bond Index Fund is incorporated by reference to Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission via EDGAR on July 18, 1997.

                  14                Not Applicable.

                  15                Not Applicable.

                  16                Not Applicable.

                     17 Financial Data Schedules for the Small Cap Index Fund, EAFE(R) Equity Index Fund and Equity 500 Index Fund is filed herewith.

                  18                Not Applicable.

Item 25.      Persons Controlled by or Under Common Control with Registrant

                      Not Applicable.

Item 26.      Number of Holders of Securities

                      EAFE(R)Equity Index Fund                 3
                      Small Cap Index Fund                     3
                      Equity 500 Index Fund                    3
                      Small Cap Fund                           0
                      International Equity Fund                0
                      U.S. Bond Index Fund                     0

Item 27.      Indemnification

              Reference is made to Articles IV and V of Registrant's Declaration of Trust filed with Securities and Exchange Commission on January 26, 1996.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser

              Bankers Trust Company ("Bankers Trust") serves as investment adviser to the Trust. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market.

              To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are engaged in any other business, profession, vocation or employment of a substantial nature.

NAME AND PRINCIPAL BUSINESS ADDRESS, PRINCIPAL OCCUPATION AND OTHER INFORMATION

George B. Beitzel, International Business Machines Corporation, Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust Company; Retired senior vice president and Director, International Business machines Corporation; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman emeritus of Amherst College; and Chairman of the Colonial Willimsburg Foundation.

Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice chairman and chief financial officer, Bankers Trust Company and Bankers Trust New York Corporation; Beneficial owner, general partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; Beneficial owner, Rhea C. Daniel Trust.

Philip A. Griffiths, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust Company; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; and Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Company; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National Retail Federation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust Company; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust New York Corporation; Senior Managing Director, Bankers Trust Company.

Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust Company; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group pic.

Frank N. Newman, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust New York Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust Company; Director, Boston Scientific Corporation; and Director, Xerox Corporation.
Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group; Director, Bankers Trust Company; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

Donald L. Staheli, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust Company; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius
Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

Patricia Carry Stewart, c/o Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust Company; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; Trustee Emerita, Cornell University.

George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust New York Corporation and Bankers Trust Company; Director, bankers Trust Company; Director; Alicorp S.A.; Director; Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.

Paul A. Volcker, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust Company; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust New York Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

Item 29.      Principal Underwriters

    (a) In addition to BT Insurance Funds Trust, First Data Distributors, Inc. (the "Distributor") currently acts as distributor for First Choice Funds Trust, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, Panorama Trust, CT&T Funds, Wilshire Target Funds, Inc., Potomac Funds, Undiscovered Managers Funds, LKCM Funds, Rembrandt Funds, IBJ Funds Trust and the ICM Series Trust. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation and is located at 4400 Computer Drive, Westborough, MA 01581.
              (b) The information required by this Item 29 (b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

              (c)     Not Applicable.

Item 30.      Location of Accounts and Records

              All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:


              (1)     Bankers Trust Company
                      280 Park Avenue
                      New York, NY 10017

              (2)     First Data Distributors, Inc.
                      4400 Computer Drive
                      Westborough, MA 01581

              (3)     First Data Investor Services Group, Inc.
                      One Exchange Place
                      Boston, MA 02109

Item 31.      Management Services

              Not Applicable.

Item 32.      Undertakings


              (a)     Not Applicable.

              (b)     Not Applicable.

              (c) The  Registrant  will furnish each person to whom a prospectus
is  delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
shareholders, upon request and without charge.

         (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                                INDEX TO EXHIBITS


   Exhibit Number Exhibit

         11(a)             Consent of Independent Auditors.

         17 Financial Data  Schedules for the Small Cap Index Fund,  EAFE Equity
          Index Fund and Equity 500 Index Fund.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 6 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 24th day of March, 1998.

         BT Insurance Funds Trust

  By:             *
             William E. Small

* By:
                  /s/ Elizabeth A. Russell
                  Elizabeth A. Russell
                  as Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


         Signatures                            Title                                Date

   *                                    President and Trustee                  March 24, 1998
------------------------------
William E. Small

   *                                    Treasurer and Vice President           March 24, 1998
------------------------------
Michael Kardok

   *                                    Trustee                                March 24, 1998
------------------------------
Robert R. Coby

   *                                    Trustee                                March 24, 1998
------------------------------
Desmond G. Fitzgerald

   *                                    Trustee                                March 24, 1998
------------------------------
James S. Pasman

* By:
                  /s/ Elizabeth A. Russell
                  Elizabeth A. Russell
                  as Attorney-in-Fact

 The Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission via EDGAR on August 20, 1997.